UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

John M. McCann, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

Annual Report ◾ December 31, 2020 TIAA Separate Account VA-1 The annual report contains the audited financial statements.

Stock Index Account

Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the twelve months ended December 31, 2020. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of December 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1  ◾  2020 Annual Report     3

Information for contractowners

Portfolio holdings

The summary portfolio of investments for the TIAA Separate Account VA-1 begins on page 10 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelvemonth period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

4     2020 Annual Report  ◾ TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2020–December 31, 2020).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1  ◾  2020 Annual Report     5

Important information about expenses

Expense example

Six months ended December 31, 2020

Stock Index Account	Beginning account value (7/1/20)	Ending account value (12/31/20)	Expenses paid during period* (7/1/20–12/31/20)
Actual return	$1,000.00	$1,247.47	$4.24
5% annual hypothetical return	1,000.00	1,021.37	3.81

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the Account’s benchmark

The Account’s benchmark is the Russell 3000®Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

6     2020 Annual Report  ◾ TIAA Separate Account VA-1

Stock Index Account

Performance for the twelve months ended December 31, 2020

The Stock Index Account returned 19.96% for the year, compared with the 20.89% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy contracted sharply early in the period in response to the COVID-19 pandemic, but it then expanded considerably later in the year. The unemployment rate spiked from 3.6% in January 2020 to 14.7% in April, then steadily declined to 6.7% by December. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended December 31, 2020. The Federal Reserve reduced the federal funds target rate twice in March, lowering the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000 Index, saw steep losses during the first months of the pandemic but rallied to an overall gain for the twelve months. Growth stocks outpaced value shares, and large-cap stocks surpassed small- and mid-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology drove the benchmark’s gain

Seven of the eleven industry sectors in the Russell 3000 Index advanced for the twelve months. Information technology (up 46.1%)—the benchmark’s largest sector—contributed more than one-half of the index’s return. Consumer discretionary (up 46.9%), health care (up 19.0%) and communication services (up 25.8%) were the next-largest contributors. Together, these four sectors represented more than 60.0% of the benchmark’s total market capitalization on December 31, 2020. Energy (down 33.3%) was the worst-performing sector amid a sharp decline in oil prices. Financials (down 2.2%) was the largest detractor, hurt by concerns about banks’ profitability in the low interest-rate environment.

For the twelve-month period, all of the five largest stocks in the Russell 3000 Index posted sizeable gains that exceeded the overall return of the benchmark. Apple led the way, benefiting from strong sales of laptop and tablet computers, followed by Amazon.com, which helped supply essential products as people sheltered in place during the pandemic. Next in line were Microsoft, Facebook and Alphabet (the parent company of Google).

TIAA Separate Account VA-1  ◾  2020 Annual Report     7

Stock Index Account

Performance as of December 31, 2020

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/94	19.96%	14.59%	12.97%
Russell 3000® Index	—	20.89	15.43	13.79

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period.

8     2020 Annual Report  ◾ TIAA Separate Account VA-1

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2020
Information technology	27.0
Health care	13.9
Consumer discretionary	12.3
Financials	10.7
Communication services	9.8
Industrials	9.2
Consumer staples	5.9
Real estate	3.2
Materials	2.8
Utilities	2.6
Energy	2.1
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2020
More than $50 billion	64.3
More than $15 billion–$50 billion	19.6
More than $2 billion–$15 billion	13.8
$2 billion or less	2.3
Total	100.0

TIAA Separate Account VA-1  ◾  2020 Annual Report     9

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2020

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
24,032	*	Tesla, Inc	$16,959	1.4%
		Other	6,231	0.5

			23,190	1.9

BANKS
245,855		Bank of America Corp	7,452	0.6
96,293		JPMorgan Chase & Co	12,236	1.0
		Other	29,867	2.5

			49,555	4.1

CAPITAL GOODS
22,313		Honeywell International, Inc	4,746	0.4
		Other	69,235	5.7

			73,981	6.1

COMMERCIAL & PROFESSIONAL SERVICES			13,350	1.1

CONSUMER DURABLES & APPAREL
38,627		Nike, Inc (Class B)	5,465	0.5
		Other	12,868	1.0

			18,333	1.5

CONSUMER SERVICES
23,641		McDonald’s Corp	5,073	0.4
		Other	19,180	1.6

			24,253	2.0

DIVERSIFIED FINANCIALS
59,779	*	Berkshire Hathaway, Inc (Class B)	13,861	1.2
		Other	41,372	3.4

			55,233	4.6

ENERGY
61,435		Chevron Corp	5,188	0.4
134,549		Exxon Mobil Corp	5,546	0.5
		Other	15,234	1.2

			25,968	2.1

FOOD & STAPLES RETAILING
14,085		Costco Wholesale Corp	5,307	0.5
44,260		Walmart, Inc	6,380	0.5
		Other	4,118	0.3

			15,805	1.3

FOOD, BEVERAGE & TOBACCO
122,866		Coca-Cola Co	6,738	0.6
44,053		PepsiCo, Inc	6,533	0.5
		Other	22,774	1.9

			36,045	3.0

10	2020 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2020

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
55,172		Abbott Laboratories	$6,041	0.5%
42,796		Medtronic plc	5,013	0.4
30,006		UnitedHealth Group, Inc	10,522	0.9
		Other	56,328	4.6

			77,904	6.4

HOUSEHOLD & PERSONAL PRODUCTS
77,398		Procter & Gamble Co	10,769	0.9
		Other	8,129	0.7

			18,898	1.6

INSURANCE			24,741	2.0

MATERIALS			34,170	2.8

MEDIA & ENTERTAINMENT
9,557	*	Alphabet, Inc (Class A)	16,750	1.4
9,246	*	Alphabet, Inc (Class C)	16,198	1.3
143,894		Comcast Corp (Class A)	7,540	0.6
76,346	*	Facebook, Inc	20,855	1.7
13,568	*	Netflix, Inc	7,337	0.6
57,573	*	Walt Disney Co	10,431	0.9
		Other	21,892	1.8

			101,003	8.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
56,264		AbbVie, Inc	6,029	0.5
72,272		Bristol-Myers Squibb Co	4,483	0.4
26,886		Eli Lilly & Co	4,539	0.4
83,812		Johnson & Johnson	13,190	1.1
80,677		Merck & Co, Inc	6,599	0.5
177,644		Pfizer, Inc	6,539	0.5
12,571		Thermo Fisher Scientific, Inc	5,855	0.5
		Other	43,439	3.6

			90,673	7.5

REAL ESTATE			38,224	3.2

RETAILING
13,482	*	Amazon.com, Inc	43,910	3.6
34,143		Home Depot, Inc	9,069	0.7
		Other	31,318	2.6

			84,297	6.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
12,455		Broadcom, Inc	5,453	0.5
130,187		Intel Corp	6,486	0.5
18,812		NVIDIA Corp	9,824	0.8
35,960		QUALCOMM, Inc	5,478	0.5
29,142		Texas Instruments, Inc	4,783	0.4
		Other	26,089	2.1

			58,113	4.8

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Annual Report	11

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2020

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES
20,254		Accenture plc		$5,291	0.5%
15,314	*	Adobe, Inc		7,659	0.6
28,078		Mastercard, Inc (Class A)		10,022	0.8
238,136		Microsoft Corp		52,966	4.4
37,444	*	PayPal Holdings, Inc		8,769	0.7
27,807	*	salesforce.com, Inc		6,188	0.5
53,665		Visa, Inc (Class A)		11,738	1.0
		Other		76,633	6.3

				179,266	14.8

TECHNOLOGY HARDWARE & EQUIPMENT
513,081	d	Apple, Inc		68,081	5.6
134,671		Cisco Systems, Inc		6,026	0.5
		Other		16,087	1.3

				90,194	7.4

TELECOMMUNICATION SERVICES
226,757		AT&T, Inc		6,521	0.6
131,595		Verizon Communications, Inc		7,731	0.6
		Other		3,969	0.3

				18,221	1.5

TRANSPORTATION
21,575		Union Pacific Corp		4,492	0.4
		Other		19,894	1.6

				24,386	2.0

UTILITIES
62,507		NextEra Energy, Inc		4,822	0.4
		Other		27,308	2.2

				32,130	2.6

		TOTAL COMMON STOCKS	(Cost $383,910)	1,207,933	99.5

12	2020 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2020

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$1,172	0.1%

TREASURY DEBT				3,730	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,718,132	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.080%	3,718	0.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $8,620)	8,620	0.7

		TOTAL PORTFOLIO	(Cost $392,530)	1,216,553	100.2
		OTHER ASSETS & LIABILITIES, NET		(2,993)	(0.2)

		NET ASSETS		$1,213,560	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/20, the aggregate value of securities on loan is $5,497,875. See Note 4 in the Notes to Financial Statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	20	03/19/21	$3,665	$3,749	$84

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Annual Report	13

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2020

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,216,553
Dividends and interest receivable	912
Receivable from securities transactions	4
Receivable for variation margin on futures contracts	84
Other	237

Total assets	1,217,790

LIABILITIES
Investment management fees payable	5
Service agreement fees payable	7
Payable for collateral for securities loaned	3,718
Due to affiliates	237
Overdraft payable	53
Payable for manager compensation	197
Other	13

Total liabilities	4,230

NET ASSETS
Accumulation Fund	$1,213,560

Accumulation units outstanding	4,051

Accumulation unit value	$299.54

* Portfolio investments, at cost	$392,530
† Includes securities loaned of	$5,498

14	2020 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statements of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2020

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$18,265
Income from securities lending	121
Interest	19
Other	2

Total income	18,407

EXPENSES
Administrative services	2,111
Investment advisory	3,167
Mortality and expense risk charges	4,223

Total expenses	9,501
Less: Expense waiver by investment adviser	(1,584)

Net expenses	7,917

Net investment income (loss)	10,490

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	65,438
Futures contracts	(216)

Net realized gain (loss) on total investments	65,222

Change in unrealized appreciation (depreciation) on:
Portfolio investments	126,344
Futures contracts	69

Net change in unrealized appreciation (depreciation) on total investments	126,413

Net realized and unrealized gain (loss) on total investments	191,635

Net increase (decrease) in net assets from operations	$202,125

* Net of foreign withholding taxes	$2

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Annual Report	15

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands except accumulation units)	December 31, 2020	December 31, 2019

OPERATIONS
Net investment income (loss)	$10,490	$14,042
Net realized gain (loss) on total investments	65,222	55,939
Net change in unrealized appreciation (depreciation) on total investments	126,413	197,517

Net increase (decrease) in net assets from operations	202,125	267,498

FROM CONTRACTOWNER TRANSACTIONS
Premiums	21,386	12,543
Withdrawals and death benefits	(113,693)	(98,257)

Net increase (decrease) from contractowner transactions	(92,307)	(85,714)

Net increase (decrease) in net assets	109,818	181,784

NET ASSETS
Beginning of period	1,103,742	921,958

End of period	$1,213,560	$1,103,742

ACCUMULATION UNITS
Units purchased	92	57
Units sold / transferred	(461)	(436)

Outstanding
Beginning of period	4,420	4,799

End of period	$4,051	4,420

16	2020 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2020 Annual Report	17

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
12/31/20	$4.350	$1.873	$2.477	$47.363	$49.840	$249.700
12/31/19	4.722	1.684	3.038	54.564	57.602	192.098
12/31/18	4.501	1.580	2.921	(14.924)	(12.003)	204.101
12/31/17	3.613	1.395	2.218	32.114	34.332	169.769
12/31/16	3.387	1.173	2.214	15.947	18.161	151.608

a	Based on average units outstanding.
b	Based on per accumulation unit data.

18	2020 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$299.540	19.96%	0.90%	0.75%	0.99%	3%	4	$1,214
249.700	29.99	0.90	0.75	1.35	2	4	1,104
192.098	(5.88)	0.90	0.75	1.39	3	5	922
204.101	20.22	0.90	0.75	1.19	5	5	1,060
169.769	11.98	0.90	0.75	1.42	7	6	952

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2020 Annual Report	19

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign currency transactions and translation: The books and records of the Account are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.

20	2020 Annual Report ▪ TIAA Separate Account VA-1

Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of operations, when applicable.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19

TIAA Separate Account VA-1 ▪ 2020 Annual Report	21

Notes to financial statements

impacts the Account’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncements: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Account may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Account’s financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Account’s financial statements and various filings.

Note 3—valuation of investments

The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize

22	2020 Annual Report ▪ TIAA Separate Account VA-1

continued

the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Account’s major classifications of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. These foreign securities are generally classified as Level 2.

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Committee. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information

TIAA Separate Account VA-1 ▪ 2020 Annual Report	23

Notes to financial statements

about a security, its issuer or market activity, provided by Teachers Advisors, LLC (“Advisors”). These securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Account’s investments as of December 31, 2020, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Health care	$168,575	$—	$2	$168,577
Industrials	111,716	—	1	111,717
All other equity investments*	927,639	—	—	927,639
Short-term investments	3,718	4,902	—	8,620
Futures contracts**	84	—	—	84
Total	$1,211,732	$4,902	$3	$1,216,637

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 4—investments

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

24	2020 Annual Report ▪ TIAA Separate Account VA-1

continued

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of assets and liabilities. Non-cash collateral is not disclosed in the Account’s Statement of assets and liabilities as it is held by the lending agent on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities. As of December 31, 2020, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At December 31, 2020, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received
$5,498	$3,718	$2,022	$5,740

*May	include cash and investment of cash collateral.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the year ended December 31, 2020 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$27,266	$107,324

TIAA Separate Account VA-1 ▪ 2020 Annual Report	25

Notes to financial statements

Note 5—derivative investments

The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Account records derivative instruments at fair value, with changes in fair value recognized on the Statement of operations.

At December 31, 2020, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location	Fair value amount
Equity contracts	Futures contracts	$84

For the year ended December 31, 2020, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Equity contracts	Futures contracts	$(216)	$69

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2020, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of December 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

26	2020 Annual Report ▪ TIAA Separate Account VA-1

continued

Note 6—Income tax and other tax matters

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

Foreign taxes: The Account may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Account will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Account invests.

Net unrealized appreciation (depreciation): At December 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock Index VA-1	$392,614	$856,833	$(32,810)	$824,023

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 7—investment adviser and affiliates

Advisors, a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an

TIAA Separate Account VA-1 ▪ 2020 Annual Report	27

Notes to financial statements

annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2020, these transactions did not materially impact the Account.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a

28	2020 Annual Report ▪ TIAA Separate Account VA-1

concluded

pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2020, there were no borrowings under this credit facility by the Account.

Note 10—legal proceedings

The Account was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Account’s exposure related to this matter is estimated to be 0.05% of net assets as of December 31, 2020.

TIAA Separate Account VA-1 ▪ 2020 Annual Report	29

Report of independent registered public accounting firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1, (the “Account”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, and brokers; when replies were not received from brokers, we

30	2020 Annual Report ▪ IAA Separate Account VA-1

performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA Separate Account VA-1 ▪ 2020 Annual Report	31

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  January 21, 2021

Members

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by manager	Other directorship(s) held by manager
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Manager	Indefinite term. Manager since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Manager	Indefinite term. Manager since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Manager	Indefinite term. Manager since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

32	2020 Annual Report ▪ TIAA Separate Account VA-1

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Manager	Indefinite term. Manager since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Manager	Indefinite term. Manager since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Manager	Indefinite term. Manager since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Manager	Indefinite term. Manager since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Manager	Indefinite term. Manager since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research, Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA Separate Account VA-1 ▪ 2020 Annual Report	33

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  January 21, 2021

Members—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by manager	Other directorship(s) held by manager
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Manager	Indefinite term. Manager since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Manager	Indefinite term. Manager since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020), American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

34	2020 Annual Report ▪ TIAA Separate Account VA-1

Officers

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF, and TIAA Separate Account VA-1.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer , Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.

TIAA Separate Account VA-1 ▪ 2020 Annual Report	35

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  January 21, 2021

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

The Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, TIAA.org, or by telephone at 800-223-1200.

36	2020 Annual Report ▪ TIAA Separate Account VA-1

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund,

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730 Third Avenue New York, NY 10017-3206

1453763	A10845 (2/21)

Item 2. Code of Conduct.

2(a)  The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of conduct.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)  Not applicable.

2(f)  A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2020 and December 31, 2019 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-08520) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $55,375 and $54,827, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2020 and December 31, 2019, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $1,550, respectively.

For the fiscal years ended December 31, 2020 and December 31, 2019, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for all other services billed to the Registrant were $1,994 and $3,028, respectively.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2020 and December 31, 2019, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $343,000 and $367,000, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2020

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.9%
2,457	*	Adient plc	$85
3,248	*	American Axle & Manufacturing Holdings, Inc	27
8,647		Aptiv plc	1,127
6,596		BorgWarner, Inc	255
1,678		Cooper Tire & Rubber Co	68
138	*	Cooper-Standard Holding, Inc	5
4,034		Dana Inc	79
1,044	*	Dorman Products, Inc	91
126,800		Ford Motor Co	1,115
1,312	*	Fox Factory Holding Corp	139
40,132		General Motors Co	1,671
7,649		Gentex Corp	259
1,424	*	Gentherm, Inc	93
7,178		Goodyear Tire & Rubber Co	78
4,645		Harley-Davidson, Inc	170
851		LCI Industries, Inc	110
1,758		Lear Corp	280
1,945	*	Modine Manufacturing Co	24
670	*	Motorcar Parts of America, Inc	13
687		Patrick Industries, Inc	47
843		Standard Motor Products, Inc	34
1,055	*	Stoneridge, Inc	32
928	*	Tenneco, Inc	10
24,032	*	Tesla, Inc	16,959
1,790		Thor Industries, Inc	166
759	*	Visteon Corp	95
1,185		Winnebago Industries, Inc	71
3,021	*,e	Workhorse Group, Inc	60
518	*	XPEL, Inc	27

		TOTAL AUTOMOBILES & COMPONENTS	23,190

BANKS - 4.1%
625		1st Source Corp	25
255		ACNB Corp	6
444		Allegiance Bancshares, Inc	15
521		Altabancorp	15
667	*	Amerant Bancorp Inc	10
374		American National Bankshares, Inc	10
2,080		Ameris Bancorp	79
387		Ames National Corp	9
437		Arrow Financial Corp	13
4,158		Associated Banc-Corp	71
706	*	Atlantic Capital Bancshares, Inc	11
2,758		Atlantic Union Bankshares Corp	91
2,322	*	Axos Financial, Inc	87
1,598		Banc of California, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

666		Bancfirst Corp	$39
3,345		BancorpSouth Bank	92
178	e	Bank First Corp	12
245,855		Bank of America Corp	7,452
601		Bank of Commerce Holdings	6
1,195		Bank of Hawaii Corp	92
468		Bank of Marin Bancorp	16
1,429		Bank of NT Butterfield & Son Ltd	44
4,451		Bank OZK	139
457		BankFinancial Corp	4
3,355		BankUnited	117
217		Bankwell Financial Group, Inc	4
317		Banner Corp	15
622		Bar Harbor Bankshares	14
385	*	Baycom Corp	6
361		BCB Bancorp, Inc	4
227		Berkshire Hills Bancorp, Inc	4
1,053		BOK Financial Corp	72
3,231		Boston Private Financial Holdings, Inc	27
683		Bridge Bancorp, Inc	16
2,984		Brookline Bancorp, Inc	36
630		Bryn Mawr Bank Corp	19
313		Business First Bancshares, Inc	6
241		Byline Bancorp, Inc	4
131		C&F Financial Corp	5
3,579		Cadence BanCorp	59
135		Cambridge Bancorp	9
613		Camden National Corp	22
447		Capital City Bank Group, Inc	11
3,828		Capitol Federal Financial	48
314		Capstar Financial Holdings, Inc	5
550		Carter Bankshares, Inc	6
2,040		Cathay General Bancorp	66
654		CBTX, Inc	17
1,125		Central Pacific Financial Corp	21
383		Central Valley Community Bancorp	6
152		Century Bancorp, Inc	12
122		Chemung Financial Corp	4
2,767		CIT Group, Inc	99
66,201		Citigroup, Inc	4,082
533		Citizens & Northern Corp	11
14,386		Citizens Financial Group, Inc	514
194		City Holding Co	13
377		Civista Bancshares, Inc	7
498		CNB Financial Corp	11
376		Codorus Valley Bancorp, Inc	6
2,875		Columbia Banking System, Inc	103
1,738	*	Columbia Financial, Inc	27
3,928		Comerica, Inc	219
3,398		Commerce Bancshares, Inc	223
1,925		Community Bank System, Inc	120
837		Community Bankers Trust Corp	6
153		Community Financial Corp	4
651		Community Trust Bancorp, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,146		ConnectOne Bancorp, Inc	$23
1,466	*	CrossFirst Bankshares, Inc	16
1,926		Cullen/Frost Bankers, Inc	168
1,005	*	Customers Bancorp, Inc	18
4,043		CVB Financial Corp	79
1,325		Dime Community Bancshares	21
1,035		Eagle Bancorp, Inc	43
4,807		East West Bancorp, Inc	244
4,805	*	Eastern Bankshares, Inc	78
314		Enterprise Bancorp, Inc	8
828		Enterprise Financial Services Corp	29
402	*	Equity Bancshares, Inc	9
342		ESSA Bancorp, Inc	5
3,487		Essent Group Ltd	151
171		Evans Bancorp, Inc	5
356		Farmers & Merchants Bancorp, Inc	8
1,013		Farmers National Banc Corp	13
621		FB Financial Corp	22
384		Federal Agricultural Mortgage Corp (FAMC)	28
23,716		Fifth Third Bancorp	654
527		Financial Institutions, Inc	12
1,088		First Bancorp (NC)	37
6,201		First Bancorp	57
498		First Bancorp, Inc	13
322		First Bancshares, Inc	10
603		First Bank	6
1,476		First Busey Corp	32
360		First Business Financial Services, Inc	7
226		First Citizens Bancshares, Inc (Class A)	130
3,678		First Commonwealth Financial Corp	40
680		First Community Bancshares, Inc	15
2,544		First Financial Bancorp	45
4,582		First Financial Bankshares, Inc	166
384		First Financial Corp	15
1,098		First Foundation, Inc	22
178		First Guaranty Bancshares, Inc	3
4,467		First Hawaiian, Inc	105
18,403		First Horizon National Corp	235
228		First Internet Bancorp	7
951		First Interstate Bancsystem, Inc	39
1,580		First Merchants Corp	59
380		First Mid-Illinois Bancshares, Inc	13
2,629		First Midwest Bancorp, Inc	42
327		First Northwest Bancorp	5
862		First of Long Island Corp	15
5,668		First Republic Bank	833
890		Flagstar Bancorp, Inc	36
1,083		Flushing Financial Corp	18
9,554		FNB Corp	91
4,859		Fulton Financial Corp	62
903		German American Bancorp, Inc	30
2,999		Glacier Bancorp, Inc	138
412		Great Southern Bancorp, Inc	20
1,353		Great Western Bancorp, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

113		Greene County Bancorp, Inc	$3
275		Guaranty Bancshares, Inc	8
1,830		Hancock Whitney Corp	62
1,297		Hanmi Financial Corp	15
728		HarborOne Northeast Bancorp, Inc	8
953		Heartland Financial USA, Inc	38
1,355		Heritage Commerce Corp	12
1,150		Heritage Financial Corp	27
2,919		Hilltop Holdings, Inc	80
57		Hingham Institution for Savings	12
238		Home Bancorp, Inc	7
4,557		Home Bancshares, Inc	89
698		HomeStreet, Inc	24
667		HomeTrust Bancshares, Inc	13
2,725		Hope Bancorp, Inc	30
1,209		Horizon Bancorp	19
323	*	Howard Bancorp, Inc	4
34,331		Huntington Bancshares, Inc	434
1,238		Independent Bank Corp (MA)	90
863		Independent Bank Corp (MI)	16
1,089		Independent Bank Group, Inc	68
1,089		International Bancshares Corp	41
299		Investar Holding Corp	5
2,998		Investors Bancorp, Inc	32
96,293		JPMorgan Chase & Co	12,236
1,623		Kearny Financial Corp	17
30,011		Keycorp	492
1,629		Lakeland Bancorp, Inc	21
976		Lakeland Financial Corp	52
378		LCNB Corp	6
833		Live Oak Bancshares, Inc	40
4,010		M&T Bank Corp	510
1,072		Macatawa Bank Corp	9
640		Mercantile Bank Corp	17
573		Merchants Bancorp	16
1,997		Meridian Bancorp, Inc	30
1,035		Meta Financial Group, Inc	38
229	*	Metropolitan Bank Holding Corp	8
10,835		MGIC Investment Corp	136
582		Midland States Bancorp, Inc	10
406		MidWestOne Financial Group, Inc	10
2,342	*	Mr Cooper Group, Inc	73
984		National Bank Holdings Corp	32
257		National Bankshares, Inc	8
1,661		NBT Bancorp, Inc	53
10,769		New York Community Bancorp, Inc	114
301	*	Nicolet Bankshares, Inc	20
2,265	*	NMI Holdings, Inc	51
256		Northeast Bank	6
1,643		Northfield Bancorp, Inc	20
280		Northrim BanCorp, Inc	9
2,083		Northwest Bancshares, Inc	27
223		Norwood Financial Corp	6
1,583		OceanFirst Financial Corp	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,902		OFG Bancorp	$35
160		Ohio Valley Banc Corp	4
4,858		Old National Bancorp	80
1,237		Old Second Bancorp, Inc	12
568		Origin Bancorp, Inc	16
297		Orrstown Financial Services, Inc	5
2,232		Pacific Premier Bancorp, Inc	70
3,679		PacWest Bancorp	93
529		Park National Corp	56
217		Parke Bancorp, Inc	3
696		PCSB Financial Corp	11
642		Peapack Gladstone Financial Corp	15
331		Penns Woods Bancorp, Inc	9
1,491		PennyMac Financial Services, Inc	98
174		Peoples Bancorp of North Carolina, Inc	4
595		Peoples Bancorp, Inc	16
333		Peoples Financial Services Corp	12
10,656		People’s United Financial, Inc	138
2,763		Pinnacle Financial Partners, Inc	178
13,689		PNC Financial Services Group, Inc	2,040
2,847		Popular, Inc	160
510		Preferred Bank	26
471		Premier Financial Bancorp, Inc	6
1,415		Premier Financial Corp	33
3,083		Prosperity Bancshares, Inc	214
339		Provident Bancorp Inc	4
1,243		Provident Financial Services, Inc	22
279		Prudential Bancorp, Inc	4
472		QCR Holdings, Inc	19
5,940		Radian Group, Inc	120
475		RBB Bancorp	7
32,432		Regions Financial Corp	523
254		Reliant Bancorp Inc	5
1,629		Renasant Corp	55
364		Republic Bancorp, Inc (Class A)	13
1,873	*	Republic First Bancorp, Inc	5
671		Riverview Bancorp, Inc	4
2,949	*,e	Rocket Cos, Inc	60
1,349		S&T Bancorp, Inc	33
1,200		Sandy Spring Bancorp, Inc	39
1,542	*	Seacoast Banking Corp of Florida	45
1,876		ServisFirst Bancshares, Inc	76
497		Shore Bancshares, Inc	7
370		Sierra Bancorp	9
1,852		Signature Bank	251
470	*	Silvergate Capital Corp	35
2,996		Simmons First National Corp (Class A)	65
275		SmartFinancial, Inc	5
2,471		South State Corp	179
228	*	Southern First Bancshares, Inc	8
231		Southern Missouri Bancorp, Inc	7
454		Southern National Bancorp of Virginia, Inc	5
1,068		Southside Bancshares, Inc	33
5,659		Sterling Bancorp	102

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

922		Stock Yards Bancorp, Inc	$37
394		Summit Financial Group, Inc	9
1,686	*	SVB Financial Group	654
4,436		Synovus Financial Corp	144
3,980		TCF Financial Corp	147
286		Territorial Bancorp, Inc	7
1,428	*	Texas Capital Bancshares, Inc	85
1,044		TFS Financial Corp	18
1,514	*	The Bancorp, Inc	21
232		Timberland Bancorp, Inc	6
573		Tompkins Financial Corp	40
1,266		Towne Bank	30
240		Trico Bancshares	8
943	*	Tristate Capital Holdings, Inc	16
657	*	Triumph Bancorp, Inc	32
42,945		Truist Financial Corp	2,058
3,358		Trustco Bank Corp NY	22
2,619		Trustmark Corp	71
1,796		UMB Financial Corp	124
6,954		Umpqua Holdings Corp	105
4,488		United Bankshares, Inc	145
2,711		United Community Banks, Inc	77
510		United Security Bancshares	4
266		Unity Bancorp, Inc	5
1,012		Univest Financial Corp	21
43,417		US Bancorp	2,023
9,879		Valley National Bancorp	96
1,101		Veritex Holdings, Inc	28
1,098		Walker & Dunlop, Inc	101
2,531		Washington Federal, Inc	65
581		Washington Trust Bancorp, Inc	26
1,032		Waterstone Financial, Inc	19
2,690		Webster Financial Corp	113
119,391		Wells Fargo & Co	3,603
1,747		WesBanco, Inc	52
597		West Bancorporation, Inc	11
1,024		Westamerica Bancorporation	57
3,666		Western Alliance Bancorp	220
1,021		Western New England Bancorp, Inc	7
2,157		Wintrust Financial Corp	132
1,991		WSFS Financial Corp	89
5,692		Zions Bancorporation	247

		TOTAL BANKS	49,555

CAPITAL GOODS - 6.1%
17,865		3M Co	3,123
4,065		A.O. Smith Corp	223
1,275		Aaon, Inc	85
59		AAR Corp	2
1,438		Acuity Brands, Inc	174
1,712		Advanced Drainage Systems, Inc	143
5,026	*	Aecom Technology Corp	250
1,316	*	Aegion Corp	25
2,167	*	Aerojet Rocketdyne Holdings, Inc	114

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

831	*	Aerovironment, Inc	$72
1,773		AGCO Corp	183
3,064		Air Lease Corp	136
374		Alamo Group, Inc	52
1,111		Albany International Corp (Class A)	82
2,799		Allegion plc	326
205		Allied Motion Technologies, Inc	10
3,239		Allison Transmission Holdings, Inc	140
2,253		Altra Industrial Motion Corp	125
909	*	Ameresco, Inc	47
706	*	American Superconductor Corp	17
568	*	American Woodmark Corp	53
7,198		Ametek, Inc	870
4,397	*,g	API Group Corp	80
1,095		Apogee Enterprises, Inc	35
1,503		Applied Industrial Technologies, Inc	117
1,220		Arcosa, Inc	67
555		Argan, Inc	25
1,331		Armstrong World Industries, Inc	99
1,602	*	Array Technologies, Inc	69
823		Astec Industries, Inc	48
810	*	Astronics Corp	11
1,239	*	Atkore International Group, Inc	51
2,036	*	Axon Enterprise, Inc	249
2,141	*	AZEK Co, Inc	82
1,059		AZZ, Inc	50
1,344		Barnes Group, Inc	68
1,896	*	Beacon Roofing Supply, Inc	76
1,933	*	Bloom Energy Corp	55
278	*	Blue Bird Corp	5
2,534	*	BMC Stock Holdings, Inc	136
16,941		Boeing Co	3,626
3,625	*	Builders FirstSource, Inc	148
2,889		BWX Technologies, Inc	174
883	e	Caesarstone Sdot-Yam Ltd	11
520		CAI International, Inc	16
1,555		Carlisle Cos, Inc	243
27,000		Carrier Global Corp	1,018
17,352		Caterpillar, Inc	3,158
1,264	*	Chart Industries, Inc	149
647	*	CIRCOR International, Inc	25
3,463	*	Colfax Corp	132
840		Columbus McKinnon Corp	32
1,470		Comfort Systems USA, Inc	77
714	*	Construction Partners Inc	21
1,570	*	Cornerstone Building Brands, Inc	15
1,416		Crane Co	110
554		CSW Industrials, Inc	62
1,041		Cubic Corp	65
4,663		Cummins, Inc	1,059
1,242		Curtiss-Wright Corp	144
8,966		Deere & Co	2,412
3,888		Donaldson Co, Inc	217
932		Douglas Dynamics, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,486		Dover Corp	$566
485	*	Ducommun, Inc	26
567	*	DXP Enterprises, Inc	13
1,047	*	Dycom Industries, Inc	79
174		Eastern Co	4
12,701		Eaton Corp	1,526
1,559		EMCOR Group, Inc	143
19,401		Emerson Electric Co	1,559
840		Encore Wire Corp	51
1,368	*	Energy Recovery, Inc	19
2,301		Enerpac Tool Group Corp	52
1,484		EnerSys	123
830		EnPro Industries, Inc	63
605		ESCO Technologies, Inc	62
137	*,e	EVI Industries, Inc	4
2,773	*	Evoqua Water Technologies Corp	75
18,394		Fastenal Co	898
2,292		Federal Signal Corp	76
4,459		Flowserve Corp	164
4,273		Fluor Corp	68
625	*,†	Fortitude Gold Corp	1
9,130		Fortive Corp	647
4,638		Fortune Brands Home & Security, Inc	398
499	*	Foundation Building Materials, Inc	10
1,207		Franklin Electric Co, Inc	84
6,818	*,e	FuelCell Energy, Inc	76
1,403	*	Gates Industrial Corp plc	18
1,053		GATX Corp	88
277	*	Gencor Industries, Inc	3
1,969	*	Generac Holdings, Inc	448
8,057		General Dynamics Corp	1,199
277,839		General Electric Co	3,001
1,244	*	Gibraltar Industries, Inc	89
922	*	GMS, Inc	28
678		Gorman-Rupp Co	22
5,055		Graco, Inc	366
1,261		GrafTech International Ltd	13
470		Graham Corp	7
1,755		Granite Construction, Inc	47
2,253	*	Great Lakes Dredge & Dock Corp	30
1,065		Greenbrier Cos, Inc	39
1,120		Griffon Corp	23
1,293		H&E Equipment Services, Inc	39
1,386		HEICO Corp	183
2,602		HEICO Corp (Class A)	305
922		Helios Technologies, Inc	49
981	*	Herc Holdings, Inc	65
2,827		Hexcel Corp	137
2,685		Hillenbrand, Inc	107
22,313		Honeywell International, Inc	4,746
12,884		Howmet Aerospace, Inc	368
1,612		Hubbell, Inc	253
1,224		Huntington Ingalls	209
316		Hurco Cos, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

404		Hyster-Yale Materials Handling, Inc	$24
2,293		IDEX Corp	457
298	*	IES Holdings, Inc	14
10,003		Illinois Tool Works, Inc	2,039
11,188	*	Ingersoll Rand, Inc	510
716		Insteel Industries, Inc	16
2,978		ITT, Inc	229
3,820		Jacobs Engineering Group, Inc	416
2,384	*	JELD-WEN Holding, Inc	60
1,200		John Bean Technologies Corp	137
23,534		Johnson Controls International plc	1,096
433		Kadant, Inc	61
1,040		Kaman Corp	59
3,108		Kennametal, Inc	113
3,783	*	Kratos Defense & Security Solutions, Inc	104
6,659		L3Harris Technologies, Inc	1,259
246	*	Lawson Products, Inc	12
306	*	LB Foster Co (Class A)	5
1,051		Lennox International, Inc	288
1,591		Lincoln Electric Holdings, Inc	185
408		Lindsay Corp	52
7,867		Lockheed Martin Corp	2,793
800		Luxfer Holdings plc	13
674	*	Lydall, Inc	20
1,198	*	Manitowoc Co, Inc	16
8,230		Masco Corp	452
798	*	Masonite International Corp	78
2,069	*	Mastec, Inc	141
2,076		Maxar Technologies, Inc	80
1,815	*	Mercury Systems, Inc	160
1,998	*	Meritor, Inc	56
1,823	*	Middleby Corp	235
446		Miller Industries, Inc	17
863		Moog, Inc (Class A)	68
621	*	MRC Global, Inc	4
1,382		MSC Industrial Direct Co (Class A)	117
1,100		Mueller Industries, Inc	39
4,045		Mueller Water Products, Inc (Class A)	50
639	*	MYR Group, Inc	38
206		National Presto Industries, Inc	18
1,911	*	Navistar International Corp	84
1,020	*	NN, Inc	7
1,902		Nordson Corp	382
4,918		Northrop Grumman Corp	1,499
371	*	Northwest Pipe Co	10
4,328	*	NOW, Inc	31
291	*	NV5 Global Inc	23
4,923		nVent Electric plc	115
117		Omega Flex, Inc	17
2,055		Oshkosh Corp	177
12,593		Otis Worldwide Corp	851
3,305		Owens Corning, Inc	250
10,755		PACCAR, Inc	928
1,797	*	PAE, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

766		Park Aerospace Corp	$10
4,115		Parker-Hannifin Corp	1,121
334		Park-Ohio Holdings Corp	10
502	*	Parsons Corp	18
5,223		Pentair plc	277
1,847	*	PGT, Inc	38
11,742	*	Plug Power, Inc	398
416		Powell Industries, Inc	12
96		Preformed Line Products Co	7
1,452		Primoris Services Corp	40
784	*	Proto Labs, Inc	120
1,340		Quanex Building Products Corp	30
4,219		Quanta Services, Inc	304
1,477		Raven Industries, Inc	49
45,519		Raytheon Technologies Corp	3,255
899	*	RBC Bearings, Inc	161
1,350		Regal-Beloit Corp	166
4,524	*	Resideo Technologies, Inc	96
432		REV Group, Inc	4
3,642		Rexnord Corp	144
3,733		Rockwell Automation, Inc	936
3,271		Roper Technologies Inc	1,410
1,800		Rush Enterprises, Inc (Class A)	75
385		Rush Enterprises, Inc (Class B)	15
5,166	*	Sensata Technologies Holding plc	272
1,379		Shyft Group, Inc	39
1,204		Simpson Manufacturing Co, Inc	112
1,315	*	SiteOne Landscape Supply, Inc	209
1,692		Snap-On, Inc	290
3,290		Spirit Aerosystems Holdings, Inc (Class A)	129
1,707	*	SPX Corp	93
1,563	*	SPX FLOW, Inc	91
472		Standex International Corp	37
4,769		Stanley Black & Decker, Inc	852
1,004	*	Sterling Construction Co, Inc	19
4,612	*	Sunrun, Inc	320
461		Systemax, Inc	17
1,141	*	Teledyne Technologies, Inc	447
647		Tennant Co	45
1,919		Terex Corp	67
967	*	Textainer Group Holdings Ltd	19
7,365		Textron, Inc	356
1,276	*	Thermon Group Holdings	20
2,010		Timken Co	155
784	*	Titan Machinery, Inc	15
3,332		Toro Co	316
927	*	TPI Composites, Inc	49
7,546		Trane Technologies plc	1,095
1,712	*	TransDigm Group, Inc	1,059
3,892	*	Trex Co, Inc	326
1,789	*	Trimas Corp	57
1,484		Trinity Industries, Inc	39
1,500		Triton International Ltd	73
145		Triumph Group, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,399	*	Tutor Perini Corp	$18
1,736		UFP Industries, Inc	96
2,328	*	United Rentals, Inc	540
5,141	*	Univar Solutions Inc	98
582		Valmont Industries, Inc	102
455	*	Vectrus, Inc	23
419	*	Veritiv Corp	9
6,345		Vertiv Holdings Co	118
649	*	Vicor Corp	60
1,948	*,e	Virgin Galactic Holdings, Inc	46
1,422		W.W. Grainger, Inc	581
2,295		Wabash National Corp	40
5,745		Wabtec Corp	421
1,090		Watsco, Inc	247
582		Watts Water Technologies, Inc (Class A)	71
3,967	*	Welbilt, Inc	52
1,581	*	WESCO International, Inc	124
67	*	Willis Lease Finance Corp	2
5,251	*	WillScot Mobile Mini Holdings Corp	122
1,753		Woodward Inc	213
5,446		Xylem, Inc	554

		TOTAL CAPITAL GOODS	73,981

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	82
2,247	*	Acacia Research (Acacia Technologies)	9
4,335		ACCO Brands Corp	37
3,263		ADT, Inc	26
1,481	*	ASGN Inc	124
274		Barrett Business Services, Inc	19
198		BG Staffing, Inc	3
1,283		Brady Corp (Class A)	68
511	*	BrightView Holdings, Inc	8
1,790		Brink’s Co	129
1,375	*	Casella Waste Systems, Inc (Class A)	85
2,160	*	CBIZ, Inc	57
948	*	Ceco Environmental Corp	7
600	*	Cimpress plc	53
2,765		Cintas Corp	977
1,776	*	Clean Harbors, Inc	135
6,195	*	Copart, Inc	788
2,613		CoreLogic Inc	202
1,241	*	CoStar Group, Inc	1,147
3,430		Covanta Holding Corp	45
364		CRA International, Inc	18
559		Deluxe Corp	16
2,478	*	Dun & Bradstreet Holdings, Inc	62
1,051		Ennis, Inc	19
3,825		Equifax, Inc	738
1,599		Exponent, Inc	144
381	*	Forrester Research, Inc	16
419	*	Franklin Covey Co	9
1,309	*	FTI Consulting, Inc	146
494	*	GP Strategies Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,062	*	Harsco Corp	$55
2,765		Healthcare Services Group	78
711		Heidrick & Struggles International, Inc	21
555	*	Heritage-Crystal Clean, Inc	12
2,222		Herman Miller, Inc	75
1,783		HNI Corp	61
896	*	Huron Consulting Group, Inc	53
4,394	*	IAA, Inc	285
707		ICF International, Inc	52
12,364		IHS Markit Ltd	1,111
975		Insperity, Inc	79
2,401		Interface, Inc	25
4,402		KAR Auction Services, Inc	82
1,192		Kelly Services, Inc (Class A)	24
1,045		Kforce, Inc	44
1,392		Kimball International, Inc (Class B)	17
1,970		Knoll, Inc	29
1,994		Korn/Ferry International	87
1,848		Manpower, Inc	167
1,217		Matthews International Corp (Class A)	36
687		McGrath RentCorp	46
757	*	Mistras Group, Inc	6
1,132		MSA Safety, Inc	169
9,701		Nielsen NV	202
563		NL Industries, Inc	3
896	*	Pico Holdings, Inc	8
7,274		Pitney Bowes, Inc	45
1,198		Quad Graphics, Inc	5
6,655		Republic Services, Inc	641
1,107		Resources Connection, Inc	14
3,920		Robert Half International, Inc	245
6,990		Rollins, Inc	273
672	*	SP Plus Corp	19
3,128		Steelcase, Inc (Class A)	42
2,925	*	Stericycle, Inc	203
1,231	*	Team, Inc	13
1,741		Tetra Tech, Inc	201
5,960		TransUnion	591
1,402	*	TriNet Group, Inc	113
1,626	*	TrueBlue, Inc	30
529		Unifirst Corp	112
2,984	*	Upwork, Inc	103
844		US Ecology, Inc	31
5,030		Verisk Analytics, Inc	1,044
795		Viad Corp	29
340		VSE Corp	13
13,301		Waste Management, Inc	1,569
279	*	Willdan Group, Inc	12

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,350

CONSUMER DURABLES & APPAREL - 1.5%
821		Acushnet Holdings Corp	33
559	*	American Outdoor Brands, Inc	10
1,140	*	Beazer Homes USA, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,639		Brunswick Corp	$201
3,598		Callaway Golf Co	86
4,058	*	Capri Holdings Ltd	170
1,418		Carter’s, Inc	133
237	*	Cavco Industries, Inc	42
707	*	Century Communities, Inc	31
729		Clarus Corp	11
741		Columbia Sportswear Co	65
1,951	*	CROCS, Inc	122
898	*	Deckers Outdoor Corp	258
10,647		DR Horton, Inc	734
458		Escalade, Inc	10
958		Ethan Allen Interiors, Inc	19
1,713	*	Fossil Group, Inc	15
4,826		Garmin Ltd	577
1,295	*	G-III Apparel Group Ltd	31
4,066	*	GoPro, Inc	34
992	*	Green Brick Partners, Inc	23
364		Hamilton Beach Brands Holding Co	6
10,312		Hanesbrands, Inc	150
3,755		Hasbro, Inc	351
789	*	Helen of Troy Ltd	175
438		Hooker Furniture Corp	14
845	*	Installed Building Products, Inc	86
1,024	*,e	iRobot Corp	82
232		Johnson Outdoors, Inc	26
3,023		KB Home	101
1,623		Kontoor Brands, Inc	66
1,887		La-Z-Boy, Inc	75
4,477		Leggett & Platt, Inc	198
8,776		Lennar Corp (Class A)	669
349		Lennar Corp (Class B)	21
624	*	LGI Homes, Inc	66
362		Lifetime Brands, Inc	6
336	*	Lovesac Co	14
3,577	*	Lululemon Athletica, Inc	1,245
862	*	M/I Homes, Inc	38
776	*	Malibu Boats, Inc	48
441		Marine Products Corp	6
673	*	MasterCraft Boat Holdings, Inc	17
10,286	*	Mattel, Inc	180
1,080		MDC Holdings, Inc	52
1,156	*	Meritage Homes Corp	96
1,947	*	Mohawk Industries, Inc	274
638	*	Movado Group, Inc	11
909	*	Nautilus, Inc	17
11,340		Newell Brands Inc	241
38,627		Nike, Inc (Class B)	5,465
107	*	NVR, Inc	437
621		Oxford Industries, Inc	41
8,050	*	Peloton Interactive, Inc	1,221
1,868		Polaris Inc	178
8,222		Pulte Homes, Inc	355
550	*	Purple Innovation, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,213		PVH Corp	$208
1,635		Ralph Lauren Corp	170
4,672	*	Skechers U.S.A., Inc (Class A)	168
1,768	*	Skyline Champion Corp	55
2,238		Smith & Wesson Brands, Inc	40
2,321	*	Sonos, Inc	54
2,901		Steven Madden Ltd	102
652		Sturm Ruger & Co, Inc	42
295		Superior Uniform Group, Inc	7
8,612		Tapestry, Inc	268
3,418	*	Taylor Morrison Home Corp	88
5,864	*	Tempur Sealy International, Inc	158
4,036		Toll Brothers, Inc	175
1,123	*	TopBuild Corp	207
3,938	*	TRI Pointe Homes, Inc	68
1,753	*	Tupperware Brands Corp	57
5,744	*	Under Armour, Inc (Class A)	99
7,306	*	Under Armour, Inc (Class C)	109
700	*	Unifi, Inc	12
585	*	Universal Electronics, Inc	31
1,001	*	Vera Bradley, Inc	8
10,523		VF Corp	899
2,174	*	Vista Outdoor, Inc	52
1,890		Whirlpool Corp	341
2,662		Wolverine World Wide, Inc	83
2,402	*	YETI Holdings, Inc	164

		TOTAL CONSUMER DURABLES & APPAREL	18,333

CONSUMER SERVICES - 2.0%
1,229	*	Accel Entertainment, Inc	12
1,758	*	Adtalem Global Education, Inc	60
675	*	American Public Education, Inc	21
7,698		ARAMARK Holdings Corp	296
643	*	Bally’s Corp	32
39	*	Biglari Holdings, Inc (B Shares)	4
817		BJ’s Restaurants, Inc	31
3,148		Bloomin’ Brands, Inc	61
476	*	Bluegreen Vacations Holding Corp	6
2,347	*	Boyd Gaming Corp	101
1,976	*	Bright Horizons Family Solutions	342
1,545		Brinker International, Inc	87
5,635	*	Caesars Entertainment, Inc	419
15,170		Carnival Corp	329
591		Carriage Services, Inc	19
1,345	*	Carrols Restaurant Group, Inc	8
761	*	Century Casinos, Inc	5
1,085	e	Cheesecake Factory	40
3,925	*	Chegg, Inc	355
883	*	Chipotle Mexican Grill, Inc (Class A)	1,224
891		Choice Hotels International, Inc	95
1,305		Churchill Downs, Inc	254
751	*	Chuy’s Holdings, Inc	20
256		Collectors Universe	19
711		Cracker Barrel Old Country Store, Inc	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,141		Darden Restaurants, Inc	$493
921	e	Dave & Buster’s Entertainment, Inc	28
1,227	*	Del Taco Restaurants, Inc	11
2,646	*	Denny’s Corp	39
458		Dine Brands Global Inc.	27
1,215		Domino’s Pizza, Inc	466
809	*	El Pollo Loco Holdings, Inc	15
2,472	*	Everi Holdings, Inc	34
6,386		Extended Stay America, Inc	95
1,005	*	Fiesta Restaurant Group, Inc	11
606		Franchise Group, Inc	18
2,998	*	frontdoor, Inc	151
691	*,e	GAN Ltd	14
412	*	Golden Entertainment, Inc	8
115		Graham Holdings Co	61
1,569	*	Grand Canyon Education, Inc	146
5,913		H&R Block, Inc	94
2,683	*	Hilton Grand Vacations, Inc	84
8,762		Hilton Worldwide Holdings, Inc	975
4,089	*	Houghton Mifflin Harcourt Co	14
1,223		Hyatt Hotels Corp	91
2,978		International Game Technology plc	50
713		Jack in the Box, Inc	66
10,416		Las Vegas Sands Corp	621
3,222	*	Laureate Education, Inc	47
608	*	Lindblad Expeditions Holdings, Inc	10
8,725		Marriott International, Inc (Class A)	1,151
1,356		Marriott Vacations Worldwide Corp	186
23,641		McDonald’s Corp	5,073
15,735		MGM Resorts International	496
388	*	Monarch Casino & Resort, Inc	24
133		Nathan’s Famous, Inc	7
400	*	Noodles & Co	3
9,893	*	Norwegian Cruise Line Holdings Ltd	252
1,416		OneSpaWorld Holdings Ltd	14
1,035		Papa John’s International, Inc	88
4,887	*	Penn National Gaming, Inc	422
2,656	*	Perdoceo Education Corp	34
2,811	*	Planet Fitness, Inc	218
322	*	PlayAGS, Inc	2
330		RCI Hospitality Holdings, Inc	13
500	*	Red Robin Gourmet Burgers, Inc	10
1,923		Red Rock Resorts, Inc	48
1,367	*,e	Regis Corp	13
5,811		Royal Caribbean Cruises Ltd	434
1,174		Ruth’s Hospitality Group Inc	21
1,968	*	Scientific Games Corp (Class A)	82
1,710	*	SeaWorld Entertainment, Inc	54
5,130		Service Corp International	252
1,083	*	Shake Shack, Inc	92
2,790		Six Flags Entertainment Corp	95
37,355		Starbucks Corp	3,996
598		Strategic Education, Inc	57
1,321	*	Stride, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,982	*	Terminix Global Holdings, Inc	$203
2,226		Texas Roadhouse, Inc (Class A)	174
1,294		Vail Resorts, Inc	361
2,233	*	Vivint Smart Home, Inc	46
6,150		Wendy’s	135
1,010		Wingstop, Inc	134
1,421	*	WW International Inc	35
2,639		Wyndham Destinations, Inc	118
3,184		Wyndham Hotels & Resorts, Inc	189
3,269		Wynn Resorts Ltd	369
12,355		Yum China Holdings, Inc	705
9,355		Yum! Brands, Inc	1,016

		TOTAL CONSUMER SERVICES	24,253

DIVERSIFIED FINANCIALS - 4.6%
1,359		Affiliated Managers Group, Inc	138
18,267		AGNC Investment Corp	285
12,709		Ally Financial, Inc	453
21,013		American Express Co	2,541
3,744		Ameriprise Financial, Inc	728
46,038		Annaly Capital Management, Inc	389
3,633		Anworth Mortgage Asset Corp	10
4,603		Apollo Commercial Real Estate Finance, Inc	51
5,552		Apollo Global Management, Inc	272
3,143		Arbor Realty Trust, Inc	45
1,014		Ares Commercial Real Estate Corp	12
3,113		Ares Management Corp	146
727	*	Arlington Asset Investment Corp (Class A)	3
2,063		ARMOUR Residential REIT, Inc	22
1,731		Artisan Partners Asset Management, Inc	87
427	*	Assetmark Financial Holdings, Inc	10
269		Associated Capital Group, Inc	9
382		B. Riley Financial, Inc	17
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	20
25,228		Bank of New York Mellon Corp	1,071
59,779	*	Berkshire Hathaway, Inc (Class B)	13,861
8,951		BGC Partners, Inc (Class A)	36
4,677		BlackRock, Inc	3,375
4,265		Blackstone Mortgage Trust, Inc	117
1,604	*	Blucora, Inc	26
2,164		Brightsphere Investment Group, Inc	42
3,848		Broadmark Realty Capital, Inc	39
2,523	*	Cannae Holdings, Inc	112
14,305		Capital One Financial Corp	1,414
3,681		Capstead Mortgage Corp	21
3,656		Carlyle Group, Inc	115
3,672		CBOE Global Markets, Inc	342
43,864		Charles Schwab Corp	2,327
420		Cherry Hill Mortgage Investment Corp	4
5,258		Chimera Investment Corp	54
11,182		CME Group, Inc	2,036
853		Cohen & Steers, Inc	63
3,033		Colony Credit Real Estate, Inc	23
1,050		Cowen Group, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

342	*,e	Credit Acceptance Corp	$118
334		Curo Group Holdings Corp	5
118		Diamond Hill Investment Group, Inc	18
10,146		Discover Financial Services	919
1,075	*	Donnelley Financial Solutions, Inc	18
620		Dynex Capital, Inc	11
3,285		Eaton Vance Corp	223
630		Ellington Financial Inc	9
978	*	Encore Capital Group, Inc	38
1,226	*	Enova International, Inc	30
12,437		Equitable Holdings, Inc	318
1,378		Evercore Inc	151
1,988	*	Ezcorp, Inc (Class A)	10
1,184		Factset Research Systems, Inc	394
3,321		Federated Investors, Inc (Class B)	96
1,501		FirstCash, Inc	105
972	*	Focus Financial Partners, Inc	42
7,500		Franklin Resources, Inc	187
181		GAMCO Investors, Inc (Class A)	3
10,495		Goldman Sachs Group, Inc	2,768
1,667		Granite Point Mortgage Trust, Inc	17
430		Great Ajax Corp	4
1,775	*	Green Dot Corp	99
1,124		Greenhill & Co, Inc	14
1,284	*,e	GWG Holdings Inc	9
904		Hamilton Lane, Inc	71
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	119
1,371		Houlihan Lokey, Inc	92
2,624		Interactive Brokers Group, Inc (Class A)	160
17,243		Intercontinental Exchange Group, Inc	1,988
11,642		Invesco Ltd	203
4,925	e	Invesco Mortgage Capital, Inc	17
7,698		Jefferies Financial Group, Inc	189
17,322		KKR & Co, Inc	701
419		KKR Real Estate Finance Trust, Inc	8
2,645		Ladder Capital Corp	26
3,489		Lazard Ltd (Class A)	148
2,490	*	LendingClub Corp	26
287	*,e	LendingTree, Inc	79
2,318		LPL Financial Holdings, Inc	242
1,157		MarketAxess Holdings, Inc	660
418		Marlin Business Services Corp	5
14,764		MFA Financial Inc	57
1,429		Moelis & Co	67
5,125		Moody’s Corp	1,487
42,366		Morgan Stanley	2,903
671		Morningstar, Inc	155
2,563		MSCI, Inc (Class A)	1,144
3,513		Nasdaq Inc	466
5,701		Navient Corp	56
763		Nelnet, Inc (Class A)	54
12,681		New Residential Investment Corp	126
11,605		New York Mortgage Trust, Inc	43
959	*,†	NewStar Financial, Inc	0	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,037		Northern Trust Corp	$562
2,054		OneMain Holdings, Inc	99
563	*	Oportun Financial Corp	11
448		Oppenheimer Holdings, Inc	14
1,276	e	Orchid Island Capital, Inc	7
2,603		PennyMac Mortgage Investment Trust	46
553		Piper Jaffray Cos	56
727		PJT Partners, Inc	55
1,801	*	PRA Group, Inc	71
2,124		PROG Holdings, Inc	114
527		Pzena Investment Management, Inc (Class A)	4
3,749		Raymond James Financial, Inc	359
636		Ready Capital Corp	8
3,329		Redwood Trust, Inc	29
383		Regional Management Corp	11
7,632		S&P Global, Inc	2,509
808	*	Safeguard Scientifics, Inc	5
3,020		Santander Consumer USA Holdings, Inc	67
551		Sculptor Capital Management, Inc	8
3,251		SEI Investments Co	187
298		Silvercrest Asset Management Group, Inc	4
11,587		SLM Corp	144
9,293		Starwood Property Trust, Inc	179
11,193		State Street Corp	815
511	*	StepStone Group, Inc	20
3,454		Stifel Financial Corp	174
601	*	StoneX Group, Inc	35
18,197		Synchrony Financial	632
7,036		T Rowe Price Group, Inc	1,065
1,884		TPG RE Finance Trust, Inc	20
2,647		Tradeweb Markets, Inc	165
8,413		Two Harbors Investment Corp	54
2,010		Virtu Financial, Inc	51
255		Virtus Investment Partners, Inc	55
4,331		Voya Financial, Inc	255
1,732		Waddell & Reed Financial, Inc (Class A)	44
1,589	e	Western Asset Mortgage Capital Corp	5
322		Westwood Holdings Group, Inc	5
4,611		WisdomTree Investments, Inc	25
229	*,e	World Acceptance Corp	23

		TOTAL DIVERSIFIED FINANCIALS	55,233

ENERGY - 2.1%
7,981		Antero Midstream Corp	62
7,333	*,e	Antero Resources Corp	40
12,865		Apache Corp	183
550	*	Arch Resources, Inc	24
4,687		Archrock, Inc	41
985		Ardmore Shipping Corp	3
20,281		Baker Hughes Co	423
1,669		Berry Petroleum Co LLC	6
784	*	Bonanza Creek Energy, Inc	15
938		Brigham Minerals, Inc	10
297	*	Bristow Group, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,636		Cabot Oil & Gas Corp	$206
1,403		Cactus, Inc	37
5,977	*	ChampionX Corp	91
7,749	*	Cheniere Energy, Inc	465
61,435		Chevron Corp	5,188
3,405		Cimarex Energy Co	128
5,167	*	Clean Energy Fuels Corp	41
6,042	*	CNX Resources Corp	65
6,044		Concho Resources, Inc	353
34,826		ConocoPhillips	1,393
1,096	*	CONSOL Energy, Inc	8
2,158		Continental Resources, Inc	35
612		CVR Energy, Inc	9
1,883		Delek US Holdings, Inc	30
13,061		Devon Energy Corp	206
2,870		DHT Holdings, Inc	15
640	*	Diamond S Shipping Inc	4
4,362		Diamondback Energy, Inc	211
535		DMC Global, Inc	23
1,163	*	Dorian LPG Ltd	14
1,470	*	Dril-Quip, Inc	44
384	*	Earthstone Energy, Inc	2
8,395		EnCana Corp	121
2,812	*,e	Energy Fuels, Inc	12
18,606		EOG Resources, Inc	928
8,585		EQT Corp	109
9,115		Equitrans Midstream Corp	73
668		Evolution Petroleum Corp	2
1,256	*	Exterran Corp	6
134,549		Exxon Mobil Corp	5,546
1,937	*	Frank’s International NV	5
3,756	e	Frontline Ltd	23
3,789	*	Golar LNG Ltd	37
1,490	*	Green Plains Inc	20
29,102		Halliburton Co	550
5,378	*	Helix Energy Solutions Group, Inc	23
3,077		Helmerich & Payne, Inc	71
8,649		Hess Corp	457
3,670		HollyFrontier Corp	95
1,110		International Seaways, Inc	18
62,547		Kinder Morgan, Inc	855
12,787		Kosmos Energy Ltd	30
394		Liberty Oilfield Services, Inc	4
3,546	*	Magnolia Oil & Gas Corp	25
26,715		Marathon Oil Corp	178
21,458		Marathon Petroleum Corp	888
3,403	*	Matador Resources Co	41
1,193	*	Matrix Service Co	13
1,827		Murphy Oil Corp	22
238		Nabors Industries Ltd	14
182		Nacco Industries, Inc (Class A)	5
3,366	*	Newpark Resources, Inc	6
4,056	*	NexTier Oilfield Solutions, Inc	14
3,925		Nordic American Tankers Ltd	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,994	*	Nov, Inc	$178
26,926		Occidental Petroleum Corp	466
3,828	*	Oceaneering International, Inc	30
2,073	*	Oil States International, Inc	10
14,363		ONEOK, Inc	551
836	*	Overseas Shipholding Group, Inc	2
1,291	*	Par Pacific Holdings, Inc	18
9,552		Parsley Energy, Inc	136
3,514		Patterson-UTI Energy, Inc	18
3,006		PBF Energy, Inc	21
2,621	*	PDC Energy, Inc	54
544	*,e	Penn Virginia Corp	6
14,167		Phillips 66	991
5,457		Pioneer Natural Resources Co	621
76	*	PrimeEnergy Corp	3
2,609	*	ProPetro Holding Corp	19
7,038	*	Range Resources Corp	47
1,199	*	Renewable Energy Group, Inc	85
234	*	Rex American Resources Corp	17
2,256	*	RPC, Inc	7
46,099		Schlumberger Ltd	1,006
1,622	e	Scorpio Tankers, Inc	18
351	*	Select Energy Services, Inc	1
2,365		SFL Corp Ltd	15
3,447		SM Energy Co	21
369		Solaris Oilfield Infrastructure, Inc	3
18,663	*	Southwestern Energy Co	56
749	*	Talos Energy, Inc	6
7,616		Targa Resources Investments, Inc	201
2,116	*,e	Tellurian, Inc	3
878	*	Tidewater, Inc	8
5,127	*,e	Uranium Energy Corp	9
3,143		US Silica Holdings, Inc	22
13,534		Valero Energy Corp	766
3,587	*,e	W&T Offshore, Inc	8
39,497		Williams Cos, Inc	792
1,789		World Fuel Services Corp	56
13,621	*	WPX Energy, Inc	111

		TOTAL ENERGY	25,968

FOOD & STAPLES RETAILING - 1.3%
1,188	e	Albertsons Cos, Inc	21
1,108		Andersons, Inc	27
4,447	*	BJ’s Wholesale Club Holdings, Inc	166
1,203		Casey’s General Stores, Inc	215
776	*	Chefs’ Warehouse Holdings, Inc	20
14,085		Costco Wholesale Corp	5,307
2,230	*	Grocery Outlet Holding Corp	88
555		Ingles Markets, Inc (Class A)	24
23,715		Kroger Co	753
345		Natural Grocers by Vitamin C	5
4,210	*	Performance Food Group Co	200
820		Pricesmart, Inc	75
1,730	*,e	Rite Aid Corp	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

957		SpartanNash Co	$17
3,683	*	Sprouts Farmers Market, Inc	74
15,700		SYSCO Corp	1,166
2,032	*	United Natural Foods, Inc	32
7,566	*	US Foods Holding Corp	252
292		Village Super Market (Class A)	6
23,456		Walgreens Boots Alliance, Inc	935
44,260		Walmart, Inc	6,380
313		Weis Markets, Inc	15

		TOTAL FOOD & STAPLES RETAILING	15,805

FOOD, BEVERAGE & TOBACCO - 3.0%
135		Alico, Inc	4
58,942		Altria Group, Inc	2,417
17,413		Archer-Daniels-Midland Co	878
2,508	e	B&G Foods, Inc (Class A)	70
1,699	*,e	Beyond Meat, Inc	212
285	*	Boston Beer Co, Inc (Class A)	283
347	*	Bridgford Foods Corp	6
1,291		Brown-Forman Corp (Class A)	95
5,799		Brown-Forman Corp (Class B)	461
4,179		Bunge Ltd	274
583		Calavo Growers, Inc	40
1,263	*	Cal-Maine Foods, Inc	47
5,433		Campbell Soup Co	263
1,121	*	Celsius Holdings, Inc	56
122,866		Coca-Cola Co	6,738
185		Coca-Cola Consolidated Inc	49
15,498		ConAgra Brands, Inc	562
5,143		Constellation Brands, Inc (Class A)	1,127
4,729	*	Darling International, Inc	273
288	*	Farmer Bros Co	1
5,653		Flowers Foods, Inc	128
1,315		Fresh Del Monte Produce, Inc	32
1,239	*	Freshpet, Inc	176
19,324		General Mills, Inc	1,136
2,641	*	Hain Celestial Group, Inc	106
4,626		Hershey Co	705
8,693		Hormel Foods Corp	405
3,112	*	Hostess Brands, Inc	46
2,304		Ingredion, Inc	181
585		J&J Snack Foods Corp	91
3,429		J.M. Smucker Co	396
368		John B. Sanfilippo & Son, Inc	29
7,478		Kellogg Co	465
14,299		Keurig Dr Pepper, Inc	458
20,557		Kraft Heinz Co	713
4,854		Lamb Weston Holdings, Inc	382
621		Lancaster Colony Corp	114
1,056	*	Landec Corp	11
443		Limoneira Co	7
7,746		McCormick & Co, Inc	741
476		MGP Ingredients, Inc	22
5,596		Molson Coors Brewing Co (Class B)	253

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

44,831		Mondelez International, Inc	$2,621
11,451	*	Monster Beverage Corp	1,059
457		National Beverage Corp	39
44,053		PepsiCo, Inc	6,533
49,397		Philip Morris International, Inc	4,090
1,486	*	Pilgrim’s Pride Corp	29
1,888	*	Post Holdings, Inc	191
4,873		Primo Water Corp	76
690		Sanderson Farms, Inc	91
10		Seaboard Corp	30
365	*	Seneca Foods Corp	15
2,221	*	Simply Good Foods Co	70
344	e	Tootsie Roll Industries, Inc	10
1,943	*	TreeHouse Foods, Inc	83
183		Turning Point Brands, Inc	8
8,944		Tyson Foods, Inc (Class A)	576
627		Universal Corp	31
3,396		Vector Group Ltd	40

		TOTAL FOOD, BEVERAGE & TOBACCO	36,045

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
2,499	*	1Life Healthcare, Inc	109
55,172		Abbott Laboratories	6,041
1,449	*	Abiomed, Inc	470
3,023	*	Acadia Healthcare Co, Inc	152
987	*,e	Accelerate Diagnostics, Inc	7
323	*	Accolade, Inc	14
3,073	*	Accuray, Inc	13
767	*	AdaptHealth Corp	29
409	*	Addus HomeCare Corp	48
2,453	*	Align Technology, Inc	1,311
5,659	*	Allscripts Healthcare Solutions, Inc	82
2,458	*	Alphatec Holdings Inc	36
956	*	Amedisys, Inc	280
368	*	American Renal Associates Holdings, Inc	4
1,281	*	American Well Corp	32
4,561		AmerisourceBergen Corp	446
1,491	*	AMN Healthcare Services, Inc	102
1,310	*	Angiodynamics, Inc	20
5,621	*	Antares Pharma, Inc	22
7,933		Anthem, Inc	2,547
912	*	Apollo Medical Holdings, Inc	17
1,701	*	Apyx Medical Corp	12
4,339	*,e	Aspira Women’s Health, Inc	29
1,229	*	AtriCure, Inc	68
40		Atrion Corp	26
1,812	*	Avanos Medical, Inc	83
1,009	*,e	AxoGen, Inc	18
978	*,e	Axonics Modulation Technologies, Inc	49
16,149		Baxter International, Inc	1,296
8,739		Becton Dickinson & Co	2,187
395	*	BioLife Solutions Inc	16
1,145	*,e	BioSig Technologies Inc	4
1,148	*	BioTelemetry, Inc	83

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

45,497	*	Boston Scientific Corp	$1,636
7,134	*	Brookdale Senior Living, Inc	32
1,418		Cantel Medical Corp	112
9,322		Cardinal Health, Inc	499
1,207	*	Cardiovascular Systems, Inc	53
325	*	Castle Biosciences, Inc	22
18,130	*	Centene Corp	1,088
9,679		Cerner Corp	760
4,212	*	Cerus Corp	29
7,587	*	Change Healthcare, Inc	141
436		Chemed Corp	232
11,282		Cigna Corp	2,349
834	*,e	Co-Diagnostics, Inc	8
2,637	*	Community Health Systems, Inc	20
481		Computer Programs & Systems, Inc	13
930		Conmed Corp	104
1,517		Cooper Cos, Inc	551
368	*	Corvel Corp	39
3,149	*	Covetrus, Inc	90
1,273	*	Cross Country Healthcare, Inc	11
1,250	*	CryoLife, Inc	29
917	*,e	CryoPort, Inc	40
593	*	Cutera, Inc	14
41,684		CVS Health Corp	2,847
1,039	*	CytoSorbents Corp	8
20,043		Danaher Corp	4,452
2,389	*	DaVita, Inc	280
7,288		Dentsply Sirona, Inc	382
2,977	*	DexCom, Inc	1,101
19,653	*	Edwards Lifesciences Corp	1,793
3,069		Encompass Health Corp	254
1,885		Ensign Group, Inc	137
4,763	*	Envista Holdings Corp	161
1,556	*	Enzo Biochem, Inc	4
2,484	*	Evolent Health, Inc	40
404	*	Fulgent Genetics, Inc	21
1,865	*	GenMark Diagnostics, Inc	27
1,112	*	Glaukos Corp	84
2,512	*	Globus Medical, Inc	164
2,433	*	Guardant Health, Inc	314
1,656	*	Haemonetics Corp	197
1,155	*	Hanger Inc	25
8,595		HCA Healthcare, Inc	1,414
1,019	*	Health Catalyst, Inc	44
2,242	*	HealthEquity, Inc	156
1,071	*	HealthStream, Inc	23
4,798	*	Henry Schein, Inc	321
236	*	Heska Corp	34
1,862		Hill-Rom Holdings, Inc	182
2,138	*	HMS Holdings Corp	79
8,045	*	Hologic, Inc	586
4,223		Humana, Inc	1,733
588	*	ICU Medical, Inc	126
2,710	*	IDEXX Laboratories, Inc	1,355

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

214	*	Inari Medical, Inc	$19
672	*	Inogen, Inc	30
2,425	*	Inovalon Holdings, Inc	44
841	*	Inspire Medical Systems, Inc	158
2,057	*	Insulet Corp	526
935	*	Integer Holding Corp	76
2,413	*	Integra LifeSciences Holdings Corp	157
222	*	IntriCon Corp	4
3,666	*	Intuitive Surgical, Inc	2,999
1,260		Invacare Corp	11
878	*	iRhythm Technologies, Inc	208
574	*	Joint Corp	15
3,033	*	Laboratory Corp of America Holdings	617
1,734	*	Lantheus Holdings, Inc	23
562		LeMaitre Vascular, Inc	23
131	*	LENSAR, Inc	1
1,045	*	LHC Group, Inc	223
1,646	*	LivaNova plc	109
735	*	Magellan Health Services, Inc	61
1,557	*	Masimo Corp	418
5,147		McKesson Corp	895
2,494	*	MEDNAX, Inc	61
42,796		Medtronic plc	5,013
1,637	*	Meridian Bioscience, Inc	31
1,836	*	Merit Medical Systems, Inc	102
126		Mesa Laboratories, Inc	36
402	*	Misonix Inc	5
1,840	*	Molina Healthcare, Inc	391
212		National Healthcare Corp	14
357		National Research Corp	15
1,257	*	Natus Medical, Inc	25
1,786	*	Neogen Corp	142
1,074	*	Nevro Corp	186
1,960	*	NextGen Healthcare, Inc	36
3,238	*	Novocure Ltd	560
1,734	*	NuVasive, Inc	98
491	*	Oak Street Health, Inc	30
1,384	*	Omnicell, Inc	166
75	*	Ontrak, Inc	5
681	*	OptimizeRx Corp	21
1,132	*	Option Care Health, Inc	18
2,181	*	OraSure Technologies, Inc	23
679	*	Orthofix Medical Inc	29
225	*	OrthoPediatrics Corp	9
258	*	Outset Medical, Inc	15
2,343		Owens & Minor, Inc	63
3,229		Patterson Cos, Inc	96
942	*	Pennant Group, Inc	55
1,075	*	Penumbra, Inc	188
619	*,e	PetIQ, Inc	24
775	*	Phreesia, Inc	42
3,726		Premier, Inc	131
799	*	Progyny, Inc	34
495	*	Providence Service Corp	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

308	*	Pulmonx Corp	$21
428	*,e	Pulse Biosciences, Inc	10
4,160		Quest Diagnostics, Inc	496
1,224	*	Quidel Corp	220
1,933	*	Quotient Ltd	10
3,887	*	R1 RCM, Inc	93
1,510	*	RadNet, Inc	30
4,473		Resmed, Inc	951
1,891	*,e	Rockwell Medical, Inc	2
924	*	Schrodinger, Inc	73
640	*	SeaSpine Holdings Corp	11
4,065	*	Select Medical Holdings Corp	112
839	*	Shockwave Medical Inc	87
278	*	SI-BONE, Inc	8
549	*	Sientra, Inc	2
987	*	Silk Road Medical Inc	62
414		Simulations Plus, Inc	30
1,514	*	Staar Surgical Co	120
2,595		STERIS plc	492
11,115		Stryker Corp	2,724
2,673	*	Surgalign Holdings, Inc	6
643	*	Surgery Partners, Inc	19
516	*	SurModics, Inc	22
641	*,e	Tabula Rasa HealthCare, Inc	27
357	*	Tactile Systems Technology, Inc	16
1,948	*	Tandem Diabetes Care, Inc	186
3,257	*	Teladoc, Inc	651
1,491		Teleflex, Inc	614
3,172	*	Tenet Healthcare Corp	127
1,669	*	Tivity Health, Inc	33
604	*	Transmedics Group, Inc	12
996	*	Triple-S Management Corp (Class B)	21
30,006		UnitedHealth Group, Inc	10,522
2,456		Universal Health Services, Inc (Class B)	338
468		US Physical Therapy, Inc	56
149		Utah Medical Products, Inc	13
627	*,e	Vapotherm, Inc	17
1,492	*	Varex Imaging Corp	25
2,768	*	Varian Medical Systems, Inc	484
4,322	*	Veeva Systems, Inc	1,177
1,066	*	Viemed Healthcare, Inc	8
2,437	*	ViewRay, Inc	9
1,082	*	Vocera Communications, Inc	45
2,301		West Pharmaceutical Services, Inc	652
6,735		Zimmer Biomet Holdings, Inc	1,038
953	*,e	Zynex Inc	13

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	77,904

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
1,245	*	BellRing Brands, Inc	30
400	*	Central Garden & Pet Co	15
1,366	*	Central Garden and Pet Co (Class A)	50
7,849		Church & Dwight Co, Inc	685
4,110		Clorox Co	830

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

26,670		Colgate-Palmolive Co	$2,280
10,208		Coty, Inc	72
1,561		Edgewell Personal Care Co	54
812	*	elf Beauty, Inc	20
2,086		Energizer Holdings, Inc	88
7,056		Estee Lauder Cos (Class A)	1,878
2,976	*	Herbalife Nutrition Ltd	143
735		Inter Parfums, Inc	44
10,628		Kimberly-Clark Corp	1,433
385		Medifast, Inc	76
537	*	Nature’s Sunshine Products, Inc	8
1,771		Nu Skin Enterprises, Inc (Class A)	97
255		Oil-Dri Corp of America	9
77,398		Procter & Gamble Co	10,769
480	*	Revlon, Inc (Class A)	6
1,260		Reynolds Consumer Products Inc	38
1,309		Spectrum Brands Holdings, Inc	103
426	*	USANA Health Sciences, Inc	33
1,597	*	Veru, Inc	14
463		WD-40 Co	123

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,898

INSURANCE - 2.0%
22,063		Aflac, Inc	981
479		Alleghany Corp	289
9,577		Allstate Corp	1,053
1,747	*	AMBAC Financial Group, Inc	27
2,546		American Equity Investment Life Holding Co	70
2,360		American Financial Group, Inc	207
27,455		American International Group, Inc	1,039
41		American National Group, Inc	4
751		Amerisafe, Inc	43
7,276		Aon plc	1,537
12,545	*	Arch Capital Group Ltd	453
1,294	*	Argo Group International Holdings Ltd	57
5,903		Arthur J. Gallagher & Co	730
2,021		Assurant, Inc	275
2,339		Assured Guaranty Ltd	74
3,443	*	Athene Holding Ltd	149
2,754		Axis Capital Holdings Ltd	139
2,527	*	Brighthouse Financial, Inc	92
7,135		Brown & Brown, Inc	338
1,025	*	BRP Group, Inc	31
14,352		Chubb Ltd	2,209
4,980		Cincinnati Financial Corp	435
2,162	*,e	Citizens, Inc (Class A)	12
758		CNA Financial Corp	30
4,045		Conseco, Inc	90
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	53
1,239		Employers Holdings, Inc	40
294	*	Enstar Group Ltd	60
689		Erie Indemnity Co (Class A)	169
1,321		Everest Re Group Ltd	309

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

371		FBL Financial Group, Inc (Class A)	$19
485		FedNat Holding Co	3
9,116		Fidelity National Financial Inc	356
3,673		First American Financial Corp	190
13,000	*	Genworth Financial, Inc (Class A)	49
3,161		Globe Life, Inc	300
1,121	*	GoHealth, Inc	15
345		Goosehead Insurance, Inc	43
621	*	Greenlight Capital Re Ltd (Class A)	5
1,148		Hanover Insurance Group, Inc	134
11,913		Hartford Financial Services Group, Inc	584
290		HCI Group, Inc	15
1,074		Heritage Insurance Holdings, Inc	11
1,591		Horace Mann Educators Corp	67
345		Independence Holding Co	14
62		Investors Title Co	9
646		James River Group Holdings Ltd	32
1,556		Kemper Corp	120
651		Kinsale Capital Group, Inc	130
349	*,e	Lemonade, Inc	43
5,511		Lincoln National Corp	277
8,012		Loews Corp	361
422	*	Markel Corp	436
15,989		Marsh & McLennan Cos, Inc	1,871
2,696	*	MBIA, Inc	18
245		Mercury General Corp	13
24,308		Metlife, Inc	1,141
1,991		National General Holdings Corp	68
92		National Western Life Group, Inc	19
394	*	NI Holdings, Inc	6
9,089		Old Republic International Corp	179
613	*	Palomar Holdings, Inc	54
1,239		Primerica, Inc	166
9,249		Principal Financial Group	459
1,956		ProAssurance Corp	35
18,771		Progressive Corp	1,856
422		Protective Insurance Corp	6
12,808		Prudential Financial, Inc	1,000
2,140		Reinsurance Group of America, Inc (Class A)	248
1,651		RenaissanceRe Holdings Ltd	274
1,226		RLI Corp	128
192		Safety Insurance Group, Inc	15
2,223		Selective Insurance Group, Inc	149
876	*	Selectquote, Inc	18
630		State Auto Financial Corp	11
815		Stewart Information Services Corp	39
2,745	*	Third Point Reinsurance Ltd	26
1,255		Tiptree Inc	6
8,026		Travelers Cos, Inc	1,127
855	*	Trupanion, Inc	102
844		United Fire Group Inc	21
739		United Insurance Holdings Corp	4
1,340		Universal Insurance Holdings, Inc	20
6,435		Unum Group	148

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,811		W.R. Berkley Corp	$320
615	*	Watford Holdings Ltd	21
105		White Mountains Insurance Group Ltd	105
4,054		Willis Towers Watson plc	854

		TOTAL INSURANCE	24,741

MATERIALS - 2.8%
788		Advanced Emissions Solutions, Inc	4
1,237	*	AdvanSix, Inc	25
6,977		Air Products & Chemicals, Inc	1,906
3,442		Albemarle Corp	508
6,581	*	Alcoa Corp	152
4,202	*	Allegheny Technologies, Inc	70
49,434		Amcor plc	582
1,143		American Vanguard Corp	18
3,234	*,e	Amyris, Inc	20
1,996		Aptargroup, Inc	273
3,221	*	Arconic Corp	96
716		Ardagh Group S.A.	12
1,879		Ashland Global Holdings, Inc	149
2,687		Avery Dennison Corp	417
3,172		Avient Corp	128
7,111	*	Axalta Coating Systems Ltd	203
1,092		Balchem Corp	126
10,240		Ball Corp	954
3,811	*	Berry Global Group, Inc	214
1,581		Boise Cascade Co	76
1,693		Cabot Corp	76
1,812		Carpenter Technology Corp	53
3,641		Celanese Corp (Series A)	473
1,952	*	Century Aluminum Co	22
7,099		CF Industries Holdings, Inc	275
284		Chase Corp	29
5,165		Chemours Co	128
623	*	Clearwater Paper Corp	23
12,268	e	Cleveland-Cliffs, Inc	179
6,825	*	Coeur Mining, Inc	71
2,958		Commercial Metals Co	61
1,021		Compass Minerals International, Inc	63
23,597		Corteva, Inc	914
4,107	*	Crown Holdings, Inc	412
1,526		Domtar Corp	48
23,830		Dow, Inc	1,323
23,311		DuPont de Nemours, Inc	1,658
1,248		Eagle Materials, Inc	126
4,180		Eastman Chemical Co	419
7,871		Ecolab, Inc	1,703
7,504		Element Solutions, Inc	133
2,253	*	Ferro Corp	33
2,943	*,†	Ferroglobe plc	0
4,102		FMC Corp	471
657	*	Forterra, Inc	11
46,047		Freeport-McMoRan, Inc (Class B)	1,198
954		FutureFuel Corp	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,276	*	GCP Applied Technologies, Inc	$30
1,827		Glatfelter Corp	30
2,189		Gold Resource Corp	6
7,879		Graphic Packaging Holding Co	133
985		Greif, Inc (Class A)	46
203		Greif, Inc (Class B)	10
1,961		H.B. Fuller Co	102
377		Hawkins, Inc	20
501		Haynes International, Inc	12
17,634		Hecla Mining Co	114
6,401		Huntsman Corp	161
1,405	*	Ingevity Corp	106
974		Innospec, Inc	88
3,395	e	International Flavors & Fragrances, Inc	369
12,526		International Paper Co	623
362	*	Intrepid Potash, Inc	9
112		Kaiser Aluminum Corp	11
850	*	Koppers Holdings, Inc	26
929	*	Kraton Corp	26
893		Kronos Worldwide, Inc	13
16,658		Linde plc	4,390
3,233	*	Livent Corp	61
3,733		Louisiana-Pacific Corp	139
8,089		LyondellBasell Industries NV	741
2,058		Martin Marietta Materials, Inc	584
774		Materion Corp	49
1,370		Minerals Technologies, Inc	85
11,527		Mosaic Co	265
871		Myers Industries, Inc	18
642		Neenah Inc	35
209		NewMarket Corp	83
25,664		Newmont Goldcorp Corp	1,537
8,146	*	Novagold Resources Inc	79
9,460		Nucor Corp	503
5,702		O-I Glass, Inc	68
4,718		Olin Corp	116
395		Olympic Steel, Inc	5
2,087		Orion Engineered Carbons SA	36
3,168		Packaging Corp of America	437
728	*	Pactiv Evergreen, Inc	13
7,378		PPG Industries, Inc	1,064
890		PQ Group Holdings, Inc	13
452		Quaker Chemical Corp	115
1,744	*	Rayonier Advanced Materials, Inc	11
1,900		Reliance Steel & Aluminum Co	228
2,154		Royal Gold, Inc	229
3,925		RPM International, Inc	356
592	*	Ryerson Holding Corp	8
1,051		Schnitzer Steel Industries, Inc (Class A)	34
766		Schweitzer-Mauduit International, Inc	31
1,290		Scotts Miracle-Gro Co (Class A)	257
5,274		Sealed Air Corp	241
1,015		Sensient Technologies Corp	75
2,611		Sherwin-Williams Co	1,919

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,434		Silgan Holdings, Inc	$90
3,066		Sonoco Products Co	182
2,484		Southern Copper Corp	162
6,873		Steel Dynamics, Inc	253
479		Stepan Co	57
3,397	*	Summit Materials, Inc	68
2,524		SunCoke Energy, Inc	11
1,535	*	TimkenSteel Corp	7
970	*	Trecora Resources	7
1,164		Tredegar Corp	19
1,292		Trinseo S.A.	66
2,505		Tronox Holdings plc	37
226	*	UFP Technologies, Inc	11
66		United States Lime & Minerals, Inc	8
6,912		United States Steel Corp	116
577	*	US Concrete, Inc	23
5,735		Valvoline, Inc	133
1,233		Verso Corp	15
4,415		Vulcan Materials Co	655
1,812		Warrior Met Coal, Inc	39
1,167		Westlake Chemical Corp	95
8,064		WestRock Co	351
858		Worthington Industries, Inc	44
2,080		WR Grace and Co	114

		TOTAL MATERIALS	34,170

MEDIA & ENTERTAINMENT - 8.3%
24,077		Activision Blizzard, Inc	2,235
9,557	*	Alphabet, Inc (Class A)	16,750
9,246	*	Alphabet, Inc (Class C)	16,198
9,991	*	Altice USA, Inc	378
2,111	e	AMC Entertainment Holdings, Inc	4
1,137	*,e	AMC Networks, Inc	41
163		Cable One, Inc	363
839	*	Cardlytics, Inc	120
2,709	*	Cargurus, Inc	86
2,801	*	Cars.com, Inc	32
4,613	*	Charter Communications, Inc	3,052
4,142	e	Cinemark Holdings, Inc	72
143,894		Comcast Corp (Class A)	7,540
46	*	Daily Journal Corp	18
4,788	*	Discovery, Inc (Class A)	144
9,197	*	Discovery, Inc (Class C)	241
7,763	*	DISH Network Corp (Class A)	251
8,960		Electronic Arts, Inc	1,287
568		Emerald Holding, Inc	3
4,712		Entercom Communications Corp (Class A)	12
2,637		Entravision Communications Corp (Class A)	7
798	*,e	Eros International plc	1
1,282	*	Eventbrite Inc	23
452	*	EverQuote Inc	17
2,274		EW Scripps Co (Class A)	35
76,346	*	Facebook, Inc	20,855
2,575	*	Fluent, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,361		Fox Corp (Class A)	$331
4,988		Fox Corp (Class B)	144
322	*	Gaia, Inc	3
4,064	*	Glu Mobile, Inc	37
2,680	*	Gray Television, Inc	48
408	*	Hemisphere Media Group, Inc	4
1,851	*,e	iHeartMedia, Inc	24
2,264	*	Imax Corp	41
13,511		Interpublic Group of Cos, Inc	318
1,634		John Wiley & Sons, Inc (Class A)	75
428	*	Liberty Braves Group (Class A)	11
1,434	*	Liberty Braves Group (Class C)	36
661	*	Liberty Broadband Corp (Class A)	104
5,121	*	Liberty Broadband Corp (Class C)	811
998	*	Liberty Media Group (Class A)	38
6,669	*	Liberty Media Group (Class C)	284
2,847	*	Liberty SiriusXM Group (Class A)	123
5,809	*	Liberty SiriusXM Group (Class C)	253
3,006	*	Liberty TripAdvisor Holdings, Inc	13
2,000	*	Lions Gate Entertainment Corp (Class A)	23
3,835	*	Lions Gate Entertainment Corp (Class B)	40
4,619	*	Live Nation, Inc	339
1,013	*	LiveXLive Media, Inc	3
190		Loral Space & Communications, Inc	4
627	*	Madison Square Garden Co	115
627	*	Madison Square Garden Entertainment Corp	66
736		Marcus Corp	10
6,899	*	Match Group, Inc	1,043
276	*	MediaAlpha, Inc	11
1,180		Meredith Corp	23
2,361	*	MSG Networks, Inc	35
2,714		National CineMedia, Inc	10
13,568	*	Netflix, Inc	7,337
5,263		New York Times Co (Class A)	272
11,739		News Corp (Class A)	211
4,708		News Corp (Class B)	84
1,506		Nexstar Media Group Inc	164
6,684		Omnicom Group, Inc	417
12,415	*	Pinterest, Inc	818
1,192	*	QuinStreet, Inc	25
3,446	*	Roku, Inc	1,144
175		Saga Communications, Inc	4
1,096		Scholastic Corp	27
2,122	e	Sinclair Broadcast Group, Inc (Class A)	67
34,267		Sirius XM Holdings, Inc	218
4,178	*	Spotify Technology S.A.	1,315
3,488	*	Take-Two Interactive Software, Inc	725
708	*	TechTarget, Inc	42
7,426		TEGNA, Inc	104
780		Tribune Publishing Co	11
3,654	*	TripAdvisor, Inc	105
2,406	*	TrueCar, Inc	10
24,624	*	Twitter, Inc	1,333
244		ViacomCBS, Inc (Class A)	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,557		ViacomCBS, Inc (Class B)	$654
57,573	*	Walt Disney Co	10,431
806	*	WideOpenWest, Inc	9
1,509		World Wrestling Entertainment, Inc (Class A)	72
2,109	*	Yelp, Inc	69
1,844	*	Zillow Group, Inc (Class A)	251
4,455	*	Zillow Group, Inc (Class C)	578
30,167	*	Zynga, Inc	298

		TOTAL MEDIA & ENTERTAINMENT	101,003

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
1,777	*	10X Genomics, Inc	252
56,264		AbbVie, Inc	6,029
3,171	*	Abeona Therapeutics, Inc	5
3,739	*	Acadia Pharmaceuticals, Inc	200
1,640	*	Acceleron Pharma, Inc	210
4,567	*,e	AcelRx Pharmaceuticals, Inc	6
2,253	*	Adaptive Biotechnologies Corp	133
2,755	*,e	ADMA Biologics, Inc	5
2,388	*	Adverum Biotechnologies, Inc	26
1,277	*	Aeglea BioTherapeutics, Inc	10
1,175	*	Aerie Pharmaceuticals, Inc	16
2,431	*	Affimed NV	14
2,830	*	Agenus, Inc	9
9,959		Agilent Technologies, Inc	1,180
1,876	*	Agios Pharmaceuticals, Inc	81
3,952	*	Akebia Therapeutics, Inc	11
420	*	Akero Therapeutics, Inc	11
332	*	Albireo Pharma, Inc	12
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,504	*	Alector, Inc	23
6,743	*	Alexion Pharmaceuticals, Inc	1,054
5,367	*	Alkermes plc	107
790	*	Allakos, Inc	111
1,361	*	Allogene Therapeutics, Inc	34
530	*	Allovir, Inc	20
3,747	*	Alnylam Pharmaceuticals, Inc	487
280	*	ALX Oncology Holdings, Inc	24
18,541		Amgen, Inc	4,263
8,241	*	Amicus Therapeutics, Inc	190
2,888	*,e	Amneal Pharmaceuticals, Inc	13
1,331	*	Amphastar Pharmaceuticals, Inc	27
679	*	AnaptysBio, Inc	15
3,953	*,e	Anavex Life Sciences Corp	21
292	*	ANI Pharmaceuticals, Inc	9
566	*	Anika Therapeutics, Inc	26
443	*	Annexon, Inc	11
1,954	*	Apellis Pharmaceuticals, Inc	112
370	*	Applied Molecular Transport, Inc	11
433	*	Applied Therapeutics, Inc	10
4,867	*	Aptinyx, Inc	17
1,397	*	Aravive Inc	8
434	*	Arcturus Therapeutics Holdings, Inc	19
1,066	*	Arcus Biosciences, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

563	*	Arcutis Biotherapeutics, Inc	$16
2,302	*	Ardelyx, Inc	15
1,827	*	Arena Pharmaceuticals, Inc	140
3,193	*	Arrowhead Pharmaceuticals Inc	245
937	*	Arvinas, Inc	80
978	*	Assembly Biosciences, Inc	6
1,497	*	Atara Biotherapeutics, Inc	29
374	*	Atea Pharmaceuticals, Inc	16
2,321	*	Athenex, Inc	26
11,419	*,e	Athersys, Inc	20
342	*	Athira Pharma, Inc	12
684	*	Atreca, Inc	11
14,358	*	Avantor, Inc	404
340	*	Avenue Therapeutics, Inc	2
1,798	*	Avid Bioservices, Inc	21
504	*	Avidity Biosciences, Inc	13
645	*	Avrobio, Inc	9
854	*	Axsome Therapeutics, Inc	70
1,115	*,e	Beam Therapeutics, Inc	91
270	*	Berkeley Lights, Inc	24
3,132	*	BioCryst Pharmaceuticals, Inc	23
2,860	*	BioDelivery Sciences International, Inc	12
5,001	*	Biogen, Inc	1,225
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	132
5,774	*	BioMarin Pharmaceutical, Inc	506
714	*	Bio-Rad Laboratories, Inc (Class A)	416
1,274		Bio-Techne Corp	405
343	*	Bioxcel Therapeutics Inc	16
377	*	Black Diamond Therapeutics, Inc	12
2,108	*	Bluebird Bio, Inc	91
1,758	*	Blueprint Medicines Corp	197
2,005	*	BrainStorm Cell Therapeutics, Inc	9
2,516	*,e	Bridgebio Pharma, Inc	179
72,272		Bristol-Myers Squibb Co	4,483
3,378		Bruker BioSciences Corp	183
1,175	*	Calithera Biosciences, Inc	6
311	*,e	Calyxt, Inc	1
1,052	*	Cara Therapeutics, Inc	16
1,462	*	CareDx, Inc	106
1,814	*	CASI Pharmaceuticals, Inc	5
4,893	*	Catalent, Inc	509
5,490	*	Catalyst Pharmaceuticals, Inc	18
442	*	Cellular Biomedicine Group, Inc	8
1,391	*,e	CEL-SCI Corp	16
2,050	*	Cerecor Inc	5
1,604	*	Charles River Laboratories International, Inc	401
2,817	*,e	Checkpoint Therapeutics Inc	7
1,390	*	ChemoCentryx, Inc	86
1,315	*	Chiasma, Inc	6
1,747	*	Chimerix, Inc	8
478	*	Chinook Therapeutics, Inc	8
1,527	*	Clovis Oncology, Inc	7
1,314	*	Codexis, Inc	29
8,404	*,e	Cohbar, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,173	*	Coherus Biosciences, Inc	$38
877	*	Collegium Pharmaceutical, Inc	18
642	*	Concert Pharmaceuticals, Inc	8
879	*	Constellation Pharmaceuticals, Inc	25
1,738	*	Corbus Pharmaceuticals Holdings, Inc	2
3,522	*	Corcept Therapeutics, Inc	92
1,298	*,e	CorMedix Inc	10
371	*,e	Cortexyme Inc	10
406	*	Crinetics Pharmaceuticals, Inc	6
669	*	Cue Biopharma, Inc	8
2,162	*	Cymabay Therapeutics, Inc	12
1,934	*	Cytokinetics, Inc	40
1,148	*	CytomX Therapeutics, Inc	8
1,209	*	Deciphera Pharmaceuticals, Inc	69
2,175	*	Denali Therapeutics, Inc	182
2,079	*	Dicerna Pharmaceuticals, Inc	46
6,351	*	Durect Corp	13
4,313	*,e	Dynavax Technologies Corp	19
323	*	Eagle Pharmaceuticals, Inc	15
1,766	*	Editas Medicine, Inc	124
396	*	Eidos Therapeutics, Inc	52
933	*	Eiger BioPharmaceuticals, Inc	11
13,180	*	Elanco Animal Health, Inc	404
26,886		Eli Lilly & Co	4,539
792	*	Eloxx Pharmaceuticals, Inc	3
1,340	*	Emergent Biosolutions, Inc	120
648	*	Enanta Pharmaceuticals, Inc	27
4,713	*	Endo International plc	34
2,041	*,e	Enochian Biosciences Inc	6
2,725	*	Epizyme, Inc	30
876	*,e	Esperion Thereapeutics, Inc	23
503	*,e	Evelo Biosciences, Inc	6
1,862	*,e	Evofem Biosciences Inc	5
702	*	Evolus, Inc	2
4,586	*	Exact Sciences Corp	608
9,779	*	Exelixis, Inc	196
2,054	*	Fate Therapeutics, Inc	187
2,752	*	FibroGen, Inc	102
979	*	Five Prime Therapeutics, Inc	17
1,094	*,e	Flexion Therapeutics, Inc	13
2,426	*	Fluidigm Corp	15
491	*	Forma Therapeutics Holdings, Inc	17
893	*	Frequency Therapeutics, Inc	32
1,187	*	G1 Therapeutics, Inc	21
361	*	Generation Bio Co	10
6,445	*,e	Geron Corp	10
40,132		Gilead Sciences, Inc	2,338
1,912	*	Global Blood Therapeutics, Inc	83
1,226	*	GlycoMimetics, Inc	5
1,575	*	Gossamer Bio, Inc	15
1,019	*	Gritstone Oncology, Inc	4
4,274	*	Halozyme Therapeutics, Inc	183
2,785	*	Heron Therapeutics, Inc	59
542	*	Homology Medicines, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,138	*	Horizon Therapeutics Plc	$449
1,570	*,e	iBio, Inc	2
1,406	*	Ideaya Biosciences, Inc	20
229	*,e	IGM Biosciences, Inc	20
4,672	*	Illumina, Inc	1,729
5,543	*	Immunogen, Inc	36
1,107	*	Immunovant, Inc	51
6,016	*	Incyte Corp	523
227	*	Inhibrx, Inc	8
2,960	*	Innoviva, Inc	37
4,718	*,e	Inovio Pharmaceuticals, Inc	42
3,278	*	Insmed, Inc	109
1,277	*	Intellia Therapeutics, Inc	69
836	*	Intercept Pharmaceuticals, Inc	21
1,040	*	Intersect ENT, Inc	24
1,415	*	Intra-Cellular Therapies, Inc	45
3,755	*,e	Invitae Corp	157
4,403	*	Ionis Pharmaceuticals, Inc	249
4,447	*	Iovance Biotherapeutics, Inc	206
6,202	*	IQVIA Holdings, Inc	1,111
5,284	*	Ironwood Pharmaceuticals, Inc	60
309	*	iTeos Therapeutics, Inc	10
2,477	*	IVERIC bio, Inc	17
1,608	*	Jazz Pharmaceuticals plc	265
83,812		Johnson & Johnson	13,190
724	*	Jounce Therapeutics, Inc	5
5,123	*	Kadmon Holdings, Inc	21
108	*,e	Kala Pharmaceuticals, Inc	1
487	*	KalVista Pharmaceuticals Inc	9
502	*	Karuna Therapeutics, Inc	51
2,001	*	Karyopharm Therapeutics, Inc	31
400	*	Keros Therapeutics, Inc	28
1,311	*	Kezar Life Sciences, Inc	7
1,615	*	Kindred Biosciences, Inc	7
706	*	Kiniksa Pharmaceuticals Ltd	12
878	*	Kodiak Sciences, Inc	129
406	*	Kronos Bio, Inc	12
308	*	Krystal Biotech Inc	19
1,654	*	Kura Oncology, Inc	54
293	*	Kymera Therapeutics, Inc	18
669	*,e	La Jolla Pharmaceutical Co	3
1,137	*	Lannett Co, Inc	7
1,763	*,e	Lexicon Pharmaceuticals, Inc	6
484	*,e	Ligand Pharmaceuticals, Inc (Class B)	48
1,194	*,e	Liquidia Technologies, Inc	4
842	*	LogicBio Therapeutics, Inc	6
1,582		Luminex Corp	37
1,309	*	MacroGenics, Inc	30
275	*	Madrigal Pharmaceuticals, Inc	31
683	*	Magenta Therapeutics, Inc	5
7,710	*	MannKind Corp	24
1,010	*,e	Marinus Pharmaceuticals, Inc	12
1,309	*,e	Marker Therapeutics Inc	2
1,230	*,e	MediciNova, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

971	*	Medpace Holdings, Inc	$135
3,862	*	MEI Pharma, Inc	10
548	*	MeiraGTx Holdings plc	8
80,677		Merck & Co, Inc	6,599
1,195	*	Mersana Therapeutics, Inc	32
750	*	Mettler-Toledo International, Inc	855
1,336	*	Minerva Neurosciences, Inc	3
1,197	*	Mirati Therapeutics, Inc	263
8,941	*	Moderna, Inc	934
1,274	*	Molecular Templates, Inc	12
437	*	Morphic Holding, Inc	15
2,916	*	Mustang Bio, Inc	11
2,502	*	Myriad Genetics, Inc	49
1,160	*	NanoString Technologies, Inc	78
921	*	NantKwest, Inc	12
2,268	*	Natera, Inc	226
5,467	*	Nektar Therapeutics	93
3,073	*	NeoGenomics, Inc	165
2,147	*	Neoleukin Therapeutics, Inc	30
2,043	*	Neubase Therapeutics, Inc	14
3,097	*	Neurocrine Biosciences, Inc	297
470	*	NextCure Inc	5
761	*	NGM Biopharmaceuticals Inc	23
496	*	Nkarta, Inc	31
1,911	*,e	Novavax, Inc	213
326	*	Nurix Therapeutics, Inc	11
894	*	Ocular Therapeutix, Inc	19
216	*	Odonate Therapeutics, Inc	4
1,629	*,e	Omeros Corp	23
2,507	*,e	Oncocyte Corp	6
13,300	*,e	Opko Health, Inc	53
1,987	*,e	Optinose, Inc	8
2,929	*	Orgenesis, Inc	13
672	*	ORIC Pharmaceuticals, Inc	23
2,841	*,e	Ovid therapeutics, Inc	7
4,997	*	Pacific Biosciences of California, Inc	130
1,521	*	Pacira BioSciences Inc	91
934	*	Paratek Pharmaceuticals, Inc	6
425	*	Passage Bio, Inc	11
3,731		PerkinElmer, Inc	535
4,241		Perrigo Co plc	190
735	*	Personalis, Inc	27
177,644		Pfizer, Inc	6,539
806	*	PhaseBio Pharmaceuticals Inc	3
341	*	Phathom Pharmaceuticals, Inc	11
720		Phibro Animal Health Corp	14
3,495	*	Pieris Pharmaceuticals, Inc	9
375	*	PMV Pharmaceuticals, Inc	23
4,990	*	PPD, Inc	171
1,998	*	PRA Health Sciences, Inc	251
304	*	Praxis Precision Medicines, Inc	17
2,435	*,e	Precigen, Inc	25
1,170	*	Precision BioSciences Inc	10
251	*	Prelude Therapeutics, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,758	*	Prestige Consumer Healthcare, Inc.	$61
2,427	*,†	Progenics Pharmaceuticals, Inc	0
866	*	Protagonist Therapeutics, Inc	17
669	*	Protara Therapeutics, Inc	16
1,437	*	Prothena Corp plc	17
1,356	*	Provention Bio, Inc	23
2,011	*	PTC Therapeutics, Inc	123
1,119	*	Puma Biotechnology, Inc	12
7,211	*	QIAGEN NV	381
334	*	Quanterix Corp	16
1,455	*	Radius Health, Inc	26
348	*,e	RAPT Therapeutics, Inc	7
775	*	Reata Pharmaceuticals, Inc	96
1,657	*	Recro Pharma, Inc	5
3,139	*	Regeneron Pharmaceuticals, Inc	1,517
1,062	*	REGENXBIO, Inc	48
998	*	Relay Therapeutics, Inc	41
450	*,e	Relmada Therapeutics, Inc	14
1,758	*	Repligen Corp	337
699	*	Replimune Group, Inc	27
1,804	*	Revance Therapeutics, Inc	51
1,215	*	REVOLUTION Medicines, Inc	48
1,025	*	Rhythm Pharmaceuticals, Inc	30
4,657	*	Rigel Pharmaceuticals, Inc	16
1,412	*	Rocket Pharmaceuticals, Inc	77
2,630		Royalty Pharma plc	132
1,226	*	Rubius Therapeutics, Inc	9
1,782	*	Sage Therapeutics, Inc	154
2,773	*	Sangamo Therapeutics Inc	43
2,492	*	Sarepta Therapeutics, Inc	425
669	*	Scholar Rock Holding Corp	32
3,999	*	Seagen, Inc	700
6,645	*	Selecta Biosciences, Inc	20
1,687	*	Seres Therapeutics, Inc	41
362	*	Shattuck Labs, Inc	19
1,913	*	SIGA Technologies, Inc	14
2,198	*	Soleno Therapeutics, Inc	4
2,399	*,e	Solid Biosciences, Inc	18
5,713	*,e	Sorrento Therapeutics, Inc	39
2,652	*	Spectrum Pharmaceuticals, Inc	9
853	*,e	Spero Therapeutics, Inc	17
679	*	SpringWorks Therapeutics, Inc	49
519	*	Stoke Therapeutics, Inc	32
1,839	*	Supernus Pharmaceuticals, Inc	46
820	*	Sutro Biopharma, Inc	18
1,544	*	Syndax Pharmaceuticals, Inc	34
2,126	*	Syneos Health, Inc	145
2,140	*,e	Syros Pharmaceuticals, Inc	23
785	*	TCR2 Therapeutics Inc	24
3,335	*	TG Therapeutics, Inc	174
5,906	*,e	TherapeuticsMD, Inc	7
1,625	*	Theravance Biopharma, Inc	29
12,571		Thermo Fisher Scientific, Inc	5,855
1,671	*	Translate Bio, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,469	*	Travere Therapeutics, Inc	$40
767	*	Tricida, Inc	5
932	*	Turning Point Therapeutics Inc	114
1,040	*	Twist Bioscience Corp	147
3,764	*,e	Tyme Technologies, Inc	5
1,836	*	Ultragenyx Pharmaceutical, Inc	254
1,359	*	United Therapeutics Corp	206
1,868	*,e	UNITY Biotechnology, Inc	10
657	*,e	UroGen Pharma Ltd	12
1,691	*	Vanda Pharmaceuticals, Inc	22
1,735	*	Vaxart Inc	10
563	*	Vaxcyte, Inc	15
2,652	*,e	VBI Vaccines, Inc	7
1,634	*	Veracyte, Inc	80
4,988	*	Verastem, Inc	11
1,345	*	Vericel Corp	42
8,282	*	Vertex Pharmaceuticals, Inc	1,957
38,702	*	Viatris, Inc	725
645	*,e	Viela Bio, Inc	23
1,592	*,e	Viking Therapeutics, Inc	9
1,508	*	Vir Biotechnology, Inc	40
872	*	Voyager Therapeutics, Inc	6
1,875	*,e	VYNE Therapeutics, Inc	3
1,897	*	Waters Corp	469
776	*	WaVe Life Sciences Ltd	6
684	*	X4 Pharmaceuticals, Inc	4
533	*,e	XBiotech, Inc	8
1,460	*	Xencor, Inc	64
935	*	Xeris Pharmaceuticals, Inc	5
959	*	Y-mAbs Therapeutics, Inc	48
308	*	Zentalis Pharmaceuticals, Inc	16
6,592	*,e	ZIOPHARM Oncology, Inc	17
15,113		Zoetis, Inc	2,501
1,752	*	Zogenix, Inc	35

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,673

REAL ESTATE - 3.2%
1,964		Acadia Realty Trust	28
1,537		Agree Realty Corp	102
2,540		Alexander & Baldwin, Inc	44
51		Alexander’s, Inc	14
4,020		Alexandria Real Estate Equities, Inc	716
466	*	Altisource Portfolio Solutions S.A.	6
431		American Assets Trust, Inc	12
4,582		American Campus Communities, Inc	196
3,752		American Finance Trust, Inc	28
8,855		American Homes 4 Rent	266
14,106		American Tower Corp	3,166
6,774		Americold Realty Trust	253
5,144	*	Apartment Income REIT Corp	198
5,144		Apartment Investment and Management Co	27
6,471		Apple Hospitality REIT, Inc	84
1,658		Armada Hoffler Properties, Inc	19
4,597		AvalonBay Communities, Inc	738

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

769		Bluerock Residential Growth REIT, Inc	$10
5,200		Boston Properties, Inc	492
3,704		Brandywine Realty Trust	44
10,209		Brixmor Property Group, Inc	169
874		Broadstone Net Lease, Inc	17
2,143	e	Brookfield Property REIT, Inc	32
552		Brt Realty Trust	8
3,063		Camden Property Trust	306
2,763		CareTrust REIT, Inc	61
1,667		CatchMark Timber Trust, Inc	16
10,581	*	CBRE Group, Inc	664
460		Centerspace	32
1,449		Chatham Lodging Trust	16
1,087		City Office REIT, Inc	11
544		Clipper Realty, Inc	4
20,026		Colony Capital, Inc	96
3,268		Columbia Property Trust, Inc	47
753		Community Healthcare Trust, Inc	35
3,089		CoreCivic, Inc	20
473		CorePoint Lodging, Inc	3
1,070		Coresite Realty	134
2,602		Corporate Office Properties Trust	68
4,434		Cousins Properties, Inc	149
13,204		Crown Castle International Corp	2,102
196		CTO Realty Growth, Inc	8
6,597		CubeSmart	222
3,593	*	Cushman & Wakefield plc	53
3,732		CyrusOne, Inc	273
7,801	*	DiamondRock Hospitality Co	64
8,596		Digital Realty Trust, Inc	1,199
7,300		Diversified Healthcare Trust	30
4,303		Douglas Emmett, Inc	126
11,536		Duke Realty Corp	461
2,230		Easterly Government Properties, Inc	51
1,286		EastGroup Properties, Inc	178
3,522		Empire State Realty Trust, Inc	33
1,527		EPR Properties	50
2,779		Equinix, Inc	1,985
3,500		Equity Commonwealth	95
5,668		Equity Lifestyle Properties, Inc	359
11,748		Equity Residential	696
2,882		Essential Properties Realty Trust, Inc	61
2,201		Essex Property Trust, Inc	523
929	*	eXp World Holdings Inc	59
4,258		Extra Space Storage, Inc	493
967	e	Farmland Partners, Inc	8
2,581		Federal Realty Investment Trust	220
3,737		First Industrial Realty Trust, Inc	157
400	*	Forestar Group, Inc	8
2,420		Four Corners Property Trust, Inc	72
4,124		Franklin Street Properties Corp	18
1,944		Front Yard Residential Corp	31
309	*	FRP Holdings, Inc	14
6,257		Gaming and Leisure Properties, Inc	265

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,108	e	Geo Group, Inc	$28
1,064		Getty Realty Corp	29
881		Gladstone Commercial Corp	16
1,479		Global Medical REIT, Inc	19
2,475		Global Net Lease, Inc	42
272	*	Griffin Land & Nurseries, Inc (Class A)	17
4,494		Healthcare Realty Trust, Inc	133
7,668		Healthcare Trust of America, Inc	211
17,510		Healthpeak Properties Inc	529
1,493		Hersha Hospitality Trust	12
2,907		Highwoods Properties, Inc	115
22,920		Host Hotels and Resorts, Inc	335
1,318	*	Howard Hughes Corp	104
5,170		Hudson Pacific Properties	124
2,619		Independence Realty Trust, Inc	35
1,510		Industrial Logistics Properties Trust	35
671		Innovative Industrial Properties, Inc	123
18,531		Invitation Homes, Inc	550
9,067		Iron Mountain, Inc	267
2,674		iStar Inc	40
3,149		JBG SMITH Properties	98
1,604	*	Jones Lang LaSalle, Inc	238
3,839		Kennedy-Wilson Holdings, Inc	69
3,530		Kilroy Realty Corp	203
14,283		Kimco Realty Corp	214
3,243		Kite Realty Group Trust	49
2,699		Lamar Advertising Co	225
8,135		Lexington Realty Trust	86
1,468		Life Storage, Inc	175
570		LTC Properties, Inc	22
4,097	e	Macerich Co	44
3,534		Mack-Cali Realty Corp	44
569	*	Marcus & Millichap, Inc	21
231	*	Maui Land & Pineapple Co, Inc	3
16,244		Medical Properties Trust, Inc	354
3,660		Mid-America Apartment Communities, Inc	464
2,597		Monmouth Real Estate Investment Corp (Class A)	45
1,356		National Health Investors, Inc	94
5,624		National Retail Properties, Inc	230
1,700		National Storage Affiliates Trust	61
3,164		New Senior Investment Group, Inc	16
1,354		Newmark Group, Inc	10
662		NexPoint Residential Trust, Inc	28
1,207		Office Properties Income Trust	27
7,357		Omega Healthcare Investors, Inc	267
574		One Liberty Properties, Inc	12
5,152		Outfront Media, Inc	101
3,099		Paramount Group, Inc	28
7,470		Park Hotels & Resorts, Inc	128
5,135		Pebblebrook Hotel Trust	97
5,940		Physicians Realty Trust	106
3,343		Piedmont Office Realty Trust, Inc	54
2,502		PotlatchDeltic Corp	125
2,737		Preferred Apartment Communities, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,398		Prologis, Inc	$2,332
488		PS Business Parks, Inc	65
4,832		Public Storage, Inc	1,116
1,829		QTS Realty Trust, Inc	113
377	*	Rafael Holdings, Inc	9
3,189		Rayonier, Inc	94
732		Re/Max Holdings, Inc	27
4,163	*	Realogy Holdings Corp	55
11,112		Realty Income Corp	691
3,100	*	Redfin Corp	213
5,855		Regency Centers Corp	267
4,204		Retail Opportunities Investment Corp	56
6,690		Retail Properties of America, Inc	57
645		Retail Value, Inc	10
3,671		Rexford Industrial Realty, Inc	180
4,896		RLJ Lodging Trust	69
283		RMR Group, Inc	11
3,057		RPT Realty	26
1,328		Ryman Hospitality Properties	90
6,162		Sabra Healthcare REIT, Inc	107
401		Safehold, Inc	29
392		Saul Centers, Inc	12
3,574		SBA Communications Corp	1,008
990	*,e	Seritage Growth Properties	15
3,510		Service Properties Trust	40
10,384		Simon Property Group, Inc	886
6,051		SITE Centers Corp	61
1,996		SL Green Realty Corp	119
3,189		Spirit Realty Capital, Inc	128
1,876		St. Joe Co	80
4,481		STAG Industrial, Inc	140
7,137		STORE Capital Corp	243
218	*	Stratus Properties, Inc	6
3,928		Summit Hotel Properties, Inc	35
3,082		Sun Communities, Inc	468
8,527		Sunstone Hotel Investors, Inc	97
3,676	e	Tanger Factory Outlet Centers, Inc	37
834	*	Tejon Ranch Co	12
1,821		Terreno Realty Corp	107
9,405		UDR, Inc	361
994		UMH Properties, Inc	15
6,462		Uniti Group, Inc	76
294		Universal Health Realty Income Trust	19
3,855		Urban Edge Properties	50
1,188		Urstadt Biddle Properties, Inc (Class A)	17
12,434		Ventas, Inc	610
6,892		VEREIT, Inc	260
17,074		VICI Properties, Inc	435
5,932		Vornado Realty Trust	222
2,363		Washington REIT	51
4,685		Weingarten Realty Investors	102
13,793		Welltower, Inc	891
23,929		Weyerhaeuser Co	802
1,293		Whitestone REIT	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,105		WP Carey, Inc	$360
4,278		Xenia Hotels & Resorts, Inc	65

		TOTAL REAL ESTATE	38,224

RETAILING - 6.9%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	33
1,062	*	Aaron’s Co, Inc	20
1,704		Abercrombie & Fitch Co (Class A)	35
2,127		Advance Auto Parts, Inc	335
13,482	*	Amazon.com, Inc	43,910
4,652	e	American Eagle Outfitters, Inc	93
221	*	America’s Car-Mart, Inc	24
727	*	Asbury Automotive Group, Inc	106
978	*	At Home Group, Inc	15
1,764	*	Autonation, Inc	123
716	*	AutoZone, Inc	849
4,033	e	Bed Bath & Beyond, Inc	72
7,270		Best Buy Co, Inc	725
1,246		Big Lots, Inc	54
1,299	*	Booking Holdings, Inc	2,893
517	*	Boot Barn Holdings, Inc	22
1,023		Buckle, Inc	30
2,005	*	Burlington Stores, Inc	524
377		Caleres, Inc	6
1,051		Camping World Holdings, Inc	27
5,436	*	CarMax, Inc	514
740	*,e	CarParts.com, Inc	9
1,652	*	Carvana Co	396
966		Cato Corp (Class A)	9
389	*,e	Children’s Place, Inc	20
619		Citi Trends, Inc	31
708	*	Conn’s, Inc	8
764	*	Container Store Group, Inc	7
1,444		Core-Mark Holding Co, Inc	42
332		Designer Brands, Inc	3
2,084		Dick’s Sporting Goods, Inc	117
165	e	Dillard’s, Inc (Class A)	10
8,056		Dollar General Corp	1,694
7,450	*	Dollar Tree, Inc	805
404	*	Duluth Holdings, Inc	4
20,979		eBay, Inc	1,054
3,799	*	Etsy, Inc	676
4,217		Expedia Group, Inc	558
1,844	*	Five Below, Inc	323
2,980	*	Floor & Decor Holdings, Inc	277
3,025		Foot Locker, Inc	122
576	*,e	Funko, Inc	6
280	*,e	GameStop Corp (Class A)	5
6,980		Gap, Inc	141
254	*	Genesco, Inc	8
4,534		Genuine Parts Co	455
521		Group 1 Automotive, Inc	68
658	*	Groupon, Inc	25
1,116	*	GrowGeneration Corp	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,071	*	GrubHub, Inc	$228
1,358		Guess?, Inc	31
715		Haverty Furniture Cos, Inc	20
547	*	Hibbett Sports, Inc	25
34,143		Home Depot, Inc	9,069
5,175		Kohl’s Corp	211
6,818		L Brands, Inc	254
487	*	Lands’ End, Inc	11
1,312	*	Leslie’s, Inc	36
1,143	*	Liquidity Services, Inc	18
694		Lithia Motors, Inc (Class A)	203
9,001	*	LKQ Corp	317
24,086		Lowe’s Companies, Inc	3,866
1,099	*	Lumber Liquidators, Inc	34
9,238	*,e	Macy’s, Inc	104
3,952	*,e	Magnite, Inc	121
1,129	*	MarineMax, Inc	40
1,333	*,e	Michaels Cos, Inc	17
1,185		Monro Muffler, Inc	63
660		Murphy USA, Inc	86
2,416	*	National Vision Holdings, Inc	109
3,550	e	Nordstrom, Inc	111
1,630	*	ODP Corp	48
1,751	*	Ollie’s Bargain Outlet Holdings, Inc	143
2,359	*	O’Reilly Automotive, Inc	1,068
1,365	*	Overstock.com, Inc	66
633		Penske Auto Group, Inc	38
765	e	PetMed Express, Inc	25
1,227		Pool Corp	457
2,851	*	Quotient Technology, Inc	27
12,253		Qurate Retail Group, Inc QVC Group	134
1,550	*	RealReal, Inc	30
1,673		Rent-A-Center, Inc	64
450	*	RH	201
11,254		Ross Stores, Inc	1,382
769	*	Sally Beauty Holdings, Inc	10
576		Shoe Carnival, Inc	23
719		Shutterstock, Inc	52
817	e	Signet Jewelers Ltd	22
906	*	Sleep Number Corp	74
1,157		Sonic Automotive, Inc (Class A)	45
1,434	*	Sportsman’s Warehouse Holdings, Inc	25
553	*	Stamps.com, Inc	109
1,475	*	Stitch Fix Inc	87
15,905		Target Corp	2,808
3,785		Tiffany & Co	498
432		Tilly’s, Inc	4
38,234		TJX Companies, Inc	2,611
3,844		Tractor Supply Co	540
1,790	*	Ulta Beauty, Inc	514
2,603	*	Urban Outfitters, Inc	67
740	*	Vroom, Inc	30
2,147	*	Wayfair, Inc	485
252		Weyco Group, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,576		Williams-Sonoma, Inc	$262
94		Winmark Corp	17
686	*	Zumiez, Inc	25

		TOTAL RETAILING	84,297

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
1,075	*	Advanced Energy Industries, Inc	104
37,984	*	Advanced Micro Devices, Inc	3,484
570	*	Allegro MicroSystems, Inc	15
844	*	Alpha & Omega Semiconductor Ltd	20
1,266	*	Ambarella, Inc	116
3,751		Amkor Technology, Inc	57
11,638		Analog Devices, Inc	1,719
28,948		Applied Materials, Inc	2,498
1,183	*	Axcelis Technologies, Inc	34
1,452	*	AXT, Inc	14
12,455		Broadcom, Inc	5,453
2,458		Brooks Automation, Inc	167
839	*	Ceva, Inc	38
1,924	*	Cirrus Logic, Inc	158
904		CMC Materials, Inc	137
1,495		Cohu, Inc	57
3,610	*	Cree, Inc	382
1,498	*	Diodes, Inc	106
3,220	*	Enphase Energy, Inc	565
4,190		Entegris, Inc	403
2,741	*	First Solar, Inc	271
2,989	*	Formfactor, Inc	129
445	*	Ichor Holdings Ltd	13
705	*	Impinj, Inc	30
1,371	*	Inphi Corp	220
130,187		Intel Corp	6,486
4,835		KLA Corp	1,252
4,593		Lam Research Corp	2,169
4,618	*	Lattice Semiconductor Corp	212
1,568	*	MACOM Technology Solutions Holdings, Inc	86
21,197		Marvell Technology Group Ltd	1,008
286	*,e	Maxeon Solar Technologies Ltd	8
8,304		Maxim Integrated Products, Inc	736
2,280	*	MaxLinear, Inc	87
7,740		Microchip Technology, Inc	1,069
35,243	*	Micron Technology, Inc	2,650
1,742		MKS Instruments, Inc	262
1,367		Monolithic Power Systems, Inc	501
1,126	*	Nanometrics, Inc	54
1,216	*	NeoPhotonics Corp Ltd	11
192		NVE Corp	11
18,812		NVIDIA Corp	9,824
12,593	*	ON Semiconductor Corp	412
1,181	*	PDF Solutions, Inc	25
2,703	*	Photronics, Inc	30
2,006		Power Integrations, Inc	164
3,681	*	Qorvo, Inc	612
35,960		QUALCOMM, Inc	5,478

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,243	*	Rambus, Inc	$74
2,180	*	Semtech Corp	157
1,457	*	Silicon Laboratories, Inc	186
280	*	SiTime Corp	31
5,322		Skyworks Solutions, Inc	814
51	*	SMART Global Holdings, Inc	2
1,491	*	SolarEdge Technologies, Inc	476
2,299	*,e	SunPower Corp	59
928	*	Synaptics, Inc	89
5,288		Teradyne, Inc	634
29,142		Texas Instruments, Inc	4,783
1,266	*	Ultra Clean Holdings	39
1,389		Universal Display Corp	319
1,833	*	Veeco Instruments, Inc	32
7,626		Xilinx, Inc	1,081

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	58,113

SOFTWARE & SERVICES - 14.8%
1,998	*,e	2U, Inc	80
3,462	*	8x8, Inc	119
1,883	*	A10 Networks, Inc	19
20,254		Accenture plc	5,291
3,983	*	ACI Worldwide, Inc	153
15,314	*	Adobe, Inc	7,659
1,071	*	Agilysys, Inc	41
5,071	*	Akamai Technologies, Inc	532
1,443	*	Alarm.com Holdings, Inc	149
1,403		Alliance Data Systems Corp	104
1,317	*	Altair Engineering, Inc	77
1,733	*	Alteryx, Inc	211
4,060		Amdocs Ltd	288
1,091		American Software, Inc (Class A)	19
4,257	*	Anaplan, Inc	306
2,700	*	Ansys, Inc	982
538	*	Appfolio, Inc	97
1,096	*,e	Appian Corp	178
2,036	*	Aspen Technology, Inc	265
4,111	*	Atlassian Corp plc	961
7,016	*	Autodesk, Inc	2,142
13,584		Automatic Data Processing, Inc	2,393
2,529	*	Avalara, Inc	417
2,583	*	Avaya Holdings Corp	49
1,498	*	Benefitfocus, Inc	22
250	*	BigCommerce Holdings, Inc	16
2,312	*	Bill.Com Holdings, Inc	316
4,820	*	Black Knight, Inc	426
1,852		Blackbaud, Inc	107
1,613	*	Blackline, Inc	215
4,208		Booz Allen Hamilton Holding Co	367
1,563	*	Bottomline Technologies, Inc	82
4,699	*	Box, Inc	85
1,247	*	Brightcove, Inc	23
3,564		Broadridge Financial Solutions, Inc	546
822	*	CACI International, Inc (Class A)	205

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,610	*	Cadence Design Systems, Inc	$1,175
842	*	Cardtronics plc	30
576		Cass Information Systems, Inc	22
4,074		CDK Global, Inc	211
1,164	*	Cerence Inc	117
3,464	*	Ceridian HCM Holding, Inc	369
921	*	ChannelAdvisor Corp	15
4,002		Citrix Systems, Inc	521
6,629	*	Cloudera, Inc	92
3,571	*	Cloudflare, Inc	271
16,937		Cognizant Technology Solutions Corp (Class A)	1,388
1,509	*	Commvault Systems, Inc	84
1,240	*	Concentrix Corp	122
7,418	*	Conduent, Inc	36
2,077	*	Cornerstone OnDemand, Inc	91
2,169	*	Coupa Software, Inc	735
4,893	*	Crowdstrike Holdings, Inc	1,036
1,299		CSG Systems International, Inc	59
4,721	*	Datadog, Inc	465
659	*	Datto Holding Corp	18
574	*,e	Digimarc Corp	27
2,714	*	Digital Turbine, Inc	154
5,777	*	DocuSign, Inc	1,284
643	*	Domo, Inc	41
7,941	*	Dropbox, Inc	176
395	*	Duck Creek Technologies, Inc	17
8,041		DXC Technology Co	207
5,865	*	Dynatrace, Inc	254
927		Ebix, Inc	35
648	*	eGain Corp	8
2,086	*	Elastic NV	305
2,483	*	Endurance International Group Holdings, Inc	23
1,657	*	Envestnet, Inc	136
1,655	*	EPAM Systems, Inc	593
1,684	*	Euronet Worldwide, Inc	244
1,144	*	Everbridge, Inc	171
2,375		EVERTEC, Inc	93
1,204	*	Evo Payments, Inc	33
1,241	*	ExlService Holdings, Inc	106
864	*	Fair Isaac Corp	442
2,399	*,e	Fastly, Inc	210
19,602		Fidelity National Information Services, Inc	2,773
6,880	*	FireEye, Inc	159
17,726	*	Fiserv, Inc	2,018
2,029	*	Five9, Inc	354
2,604	*	FleetCor Technologies, Inc	710
4,174	*	Fortinet, Inc	620
2,893	*	Gartner, Inc	463
5,811		Genpact Ltd	240
9,423		Global Payments, Inc	2,030
1,180	*	Globant S.A.	257
5,510	*	GoDaddy, Inc	457
1,865	*	GreenSky, Inc	9
2,614	*	Guidewire Software, Inc	336

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,077		Hackett Group, Inc	$15
1,304	*	HubSpot, Inc	517
351	*	I3 Verticals, Inc	12
1,377	*	Information Services Group, Inc	5
385	*,e	Intelligent Systems Corp	15
28,218		International Business Machines Corp	3,552
677	*	International Money Express Inc	11
7,988		Intuit, Inc	3,034
1,629	*	j2 Global, Inc	159
2,510		Jack Henry & Associates, Inc	407
572	*	Jamf Holding Corp	17
385	*	JFrog Ltd	24
4,582		KBR, Inc	142
4,342		Leidos Holdings, Inc	456
3,363	*	Limelight Networks, Inc	13
2,140	*	Liveperson, Inc	133
2,391	*	LiveRamp Holdings, Inc	175
2,136	*	Manhattan Associates, Inc	225
1,025		Mantech International Corp (Class A)	91
28,078		Mastercard, Inc (Class A)	10,022
2,080		MAXIMUS, Inc	152
1,018		McAfee Corp	17
2,662	*	Medallia, Inc	88
238,136		Microsoft Corp	52,966
267	*	MicroStrategy, Inc (Class A)	104
1,779	*	Mimecast Ltd	101
1,253	*	Mitek Systems, Inc	22
844	*	Model N, Inc	30
1,840	*	MoneyGram International, Inc	10
1,616	*	MongoDB, Inc	580
204	*	nCino, Inc	15
1,631	*	New Relic, Inc	107
2,596		NIC, Inc	67
16,911		NortonLifelock, Inc	351
9,317	*	Nuance Communications, Inc	411
5,847	*	Nutanix, Inc	186
3,632	*	Okta, Inc	923
1,227	*	OneSpan, Inc	25
59,843		Oracle Corp	3,871
2,233	*	Pagerduty, Inc	93
2,954	*	Palo Alto Networks, Inc	1,050
9,997		Paychex, Inc	932
1,532	*	Paycom Software, Inc	693
1,125	*	Paylocity Holding Corp	232
37,444	*	PayPal Holdings, Inc	8,769
1,045	*	Paysign Inc	5
1,117		Pegasystems, Inc	149
1,320	*	Perficient, Inc	63
4,684		Perspecta, Inc	113
1,099	*	Ping Identity Holding Corp	31
3,056	*	Pluralsight, Inc	64
1,791		Progress Software Corp	81
1,867	*	Proofpoint, Inc	255
1,099	*	PROS Holdings, Inc	56

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,193	*	PTC, Inc	$382
1,569	*	Q2 Holdings, Inc	199
400		QAD, Inc (Class A)	25
1,213	*	Qualys, Inc	148
958	*	Rackspace Technology, Inc	18
1,695	*	Rapid7, Inc	153
2,784	*	RealPage, Inc	243
1,101	*	Repay Holdings Corp	30
2,519	*	RingCentral, Inc	955
10,188		Sabre Corp	122
2,791	*	SailPoint Technologies Holding, Inc	149
27,807	*	salesforce.com, Inc	6,188
766		Sapiens International Corp NV	23
1,951		Science Applications International Corp	185
257	*	SecureWorks Corp	4
6,155	*	ServiceNow, Inc	3,388
502	*	ShotSpotter, Inc	19
12,368	*	Slack Technologies, Inc	522
3,616	*	Smartsheet, Inc	251
1,330	*	SolarWinds Corp	20
5,060	*	Splunk, Inc	860
845	*	Sprout Social, Inc	38
1,231	*	SPS Commerce, Inc	134
11,762	*	Square, Inc	2,560
7,101		SS&C Technologies Holdings, Inc	517
6,355	*	StoneCo Ltd	533
386	*	Sumo Logic, Inc	11
3,818	*	SVMK, Inc	98
2,685		Switch, Inc	44
1,511	*	Sykes Enterprises, Inc	57
1,342	*	Synchronoss Technologies, Inc	6
4,691	*	Synopsys, Inc	1,216
2,092	*	TeleNav, Inc	10
1,895	*	Tenable Holdings, Inc	99
3,770	*	Teradata Corp	85
1,298	*	Trade Desk, Inc	1,040
541		TTEC Holdings, Inc	39
349	*	Tucows, Inc	26
4,433	*	Twilio, Inc	1,501
1,206	*	Tyler Technologies, Inc	526
2,160	*	Unisys Corp	43
863	*	Unity Software, Inc	132
660	*	Upland Software, Inc	30
1,028	*	Varonis Systems, Inc	168
2,429	*	Verint Systems, Inc	163
3,176	*	VeriSign, Inc	687
765	*	Veritone, Inc	22
3,457	*	Verra Mobility Corp	46
2,063	e	VirnetX Holding Corp	10
1,072	*	Virtusa Corp	55
53,665		Visa, Inc (Class A)	11,738
2,285	*,e	VMware, Inc (Class A)	320
13,620		Western Union Co	299
1,443	*	WEX, Inc	294

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,472	*	Workday, Inc	$1,311
1,221	*	Workiva, Inc	112
3,929		Xperi Holding Corp	82
2,990	*	Yext, Inc	47
3,760	*	Zendesk, Inc	538
2,044	*	Zix Corp	18
5,340	*	Zoom Video Communications, Inc	1,801
2,320	*	Zscaler, Inc	463
2,992	*	Zuora Inc	42

		TOTAL SOFTWARE & SERVICES	179,266

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
4,245	*,e	3D Systems Corp	44
1,146	*	Acacia Communications, Inc	84
1,869		Adtran, Inc	28
899	*,e	Akoustis Technologies, Inc	11
9,030		Amphenol Corp (Class A)	1,181
513,081	d	Apple, Inc	68,081
712	*,e	Applied Optoelectronics, Inc	6
1,796	*	Arista Networks, Inc	522
2,522	*	Arlo Technologies, Inc	20
2,350	*	Arrow Electronics, Inc	229
1,363	*	Avid Technology, Inc	22
3,554		Avnet, Inc	125
1,096		Badger Meter, Inc	103
429		Bel Fuse, Inc (Class B)	6
1,632		Belden CDT, Inc	68
1,361		Benchmark Electronics, Inc	37
1,369	*	CalAmp Corp	14
1,907	*	Calix, Inc	57
176	*	Casa Systems, Inc	1
4,421		CDW Corp	583
5,012	*	Ciena Corp	265
134,671		Cisco Systems, Inc	6,026
522	*	Clearfield, Inc	13
4,963		Cognex Corp	398
816	*	Coherent, Inc	122
6,058	*	CommScope Holding Co, Inc	81
784		Comtech Telecommunications Corp	16
23,801		Corning, Inc	857
370	*	Corsair Gaming, Inc	13
1,256		CTS Corp	43
48		Daktronics, Inc	0	^
8,102	*	Dell Technologies, Inc	594
2,906	*	Diebold, Inc	31
1,019	*	Digi International, Inc	19
2,138		Dolby Laboratories, Inc (Class A)	208
1,847	*	EchoStar Corp (Class A)	39
518	*	ePlus, Inc	46
4,537	*	Extreme Networks, Inc	31
1,751	*	F5 Networks, Inc	308
1,106	*	Fabrinet	86
655	*	FARO Technologies, Inc	46
6,696	*	Fitbit, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,422		FLIR Systems, Inc	$194
3,142	*	Harmonic, Inc	23
41,111		Hewlett Packard Enterprise Co	487
43,715		HP, Inc	1,075
2,990	*	II-VI, Inc	227
1,305	*	Immersion Corp	15
5,792	*	Infinera Corp	61
2,359	*,e	Inseego Corp	36
1,383	*	Insight Enterprises, Inc	105
1,057		InterDigital, Inc	64
1,172	*	IPG Photonics Corp	262
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	127
4,847		Jabil Inc	206
10,966		Juniper Networks, Inc	247
5,871	*	Keysight Technologies, Inc	775
1,038	*	Kimball Electronics, Inc	17
3,427	*	Knowles Corp	63
758	*	KVH Industries, Inc	9
823		Littelfuse, Inc	210
2,379	*	Lumentum Holdings, Inc	226
1,398		Methode Electronics, Inc	53
5,446		Motorola Solutions, Inc	926
632		MTS Systems Corp	37
428	*	Napco Security Technologies, Inc	11
4,043		National Instruments Corp	178
4,702	*	NCR Corp	177
7,346		NetApp, Inc	487
1,274	*	Netgear, Inc	52
2,211	*	Netscout Systems, Inc	61
1,072	*	nLight, Inc	35
1,149	*	Novanta, Inc	136
673	*	OSI Systems, Inc	63
406	*,e	PAR Technology Corp	25
430	*	PC Connection, Inc	20
1,300		Plantronics, Inc	35
884	*	Plexus Corp	69
8,066	*	Pure Storage, Inc	182
2,205	*	Ribbon Communications, Inc	14
701	*	Rogers Corp	109
2,299	*	Sanmina Corp	73
958	*	Scansource, Inc	25
1,358	*	Super Micro Computer, Inc	43
1,240		Synnex Corp	101
7,901	*	Trimble Inc	528
3,576	*	TTM Technologies, Inc	49
250		Ubiquiti, Inc	70
2,057	*	Viasat, Inc	67
7,704	*	Viavi Solutions, Inc	115
4,516		Vishay Intertechnology, Inc	93
398	*	Vishay Precision Group, Inc	13
3,849	*	Vontier Corp	129
9,257		Western Digital Corp	513
6,252		Xerox Holdings Corp	145

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,604	*	Zebra Technologies Corp (Class A)	$616

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	90,194

TELECOMMUNICATION SERVICES - 1.5%
410	*	Anterix, Inc	15
226,757		AT&T, Inc	6,521
373		ATN International, Inc	16
565	*	Bandwidth Inc	87
1,565	*	Boingo Wireless, Inc	20
34,462		CenturyLink, Inc	336
1,877	*	Cincinnati Bell, Inc	29
1,449		Cogent Communications Group, Inc	87
2,586	*	Consolidated Communications Holdings, Inc	13
2,248	*,e	Gogo, Inc	22
2,450	*	IAC	464
3,657	*	Iridium Communications, Inc	144
1,581	*	Liberty Latin America Ltd (Class A)	18
5,718	*	Liberty Latin America Ltd (Class C)	63
661	*	Ooma, Inc	9
2,552	*	ORBCOMM, Inc	19
1,811		Shenandoah Telecom Co	78
859		Spok Holdings, Inc	10
3,834		Telephone & Data Systems, Inc	71
17,513	*	T-Mobile US, Inc	2,362
176	*	US Cellular Corp	5
131,595		Verizon Communications, Inc	7,731
7,849	*	Vonage Holdings Corp	101

		TOTAL TELECOMMUNICATION SERVICES	18,221

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	67
3,985		Alaska Air Group, Inc	207
393		Allegiant Travel Co	74
269		Amerco, Inc	122
16,017	e	American Airlines Group, Inc	253
719		ArcBest Corp	31
798	*	Atlas Air Worldwide Holdings, Inc	44
1,550	*	Avis Budget Group, Inc	58
4,081		CH Robinson Worldwide, Inc	383
1,092		Copa Holdings S.A. (Class A)	84
1,032		Costamare, Inc	9
452	*	Covenant Transportation Group, Inc	7
24,046		CSX Corp	2,182
763	*	Daseke, Inc	4
20,827		Delta Air Lines, Inc	837
219	*	Eagle Bulk Shipping, Inc	4
1,070	*	Echo Global Logistics, Inc	29
5,160		Expeditors International of Washington, Inc	491
7,726		FedEx Corp	2,006
902		Forward Air Corp	69
1,420		Hawaiian Holdings, Inc	25
1,188		Heartland Express, Inc	22
1,279	*	Hub Group, Inc (Class A)	73
2,648		JB Hunt Transport Services, Inc	362

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,060	*	JetBlue Airways Corp	$132
3,018		Kansas City Southern	616
2,088	*	Kirby Corp	108
3,876		Knight-Swift Transportation Holdings, Inc	162
990		Landstar System, Inc	133
7,833	*	Lyft, Inc (Class A)	385
2,253		Macquarie Infrastructure Co LLC	85
2,242		Marten Transport Ltd	39
1,675		Matson, Inc	95
8,199		Norfolk Southern Corp	1,948
3,116		Old Dominion Freight Line	608
1,449	*	Radiant Logistics, Inc	8
1,666		Ryder System, Inc	103
1,798	*	Safe Bulkers, Inc	2
741	*	Saia, Inc	134
1,714		Schneider National, Inc	35
218	e	Scorpio Bulkers, Inc	4
617	*	SEACOR Holdings, Inc	26
1,416		Skywest, Inc	57
18,566		Southwest Airlines Co	865
2,785	*	Spirit Airlines, Inc	68
43,888	*	Uber Technologies, Inc	2,238
21,575		Union Pacific Corp	4,492
9,424	*	United Airlines Holdings Inc	408
22,522		United Parcel Service, Inc (Class B)	3,793
200		Universal Logistics Holdings Inc	4
1,875		Werner Enterprises, Inc	74
2,690	*	XPO Logistics, Inc	321

		TOTAL TRANSPORTATION	24,386

UTILITIES - 2.6%
21,023		AES Corp	494
1,489		Allete, Inc	92
7,893		Alliant Energy Corp	407
7,956		Ameren Corp	621
16,221		American Electric Power Co, Inc	1,351
1,409		American States Water Co	112
5,647		American Water Works Co, Inc	867
366		Artesian Resources Corp	14
5,498	*	Atlantic Power Corp	12
3,897		Atmos Energy Corp	372
1,521		Avangrid, Inc	69
2,203		Avista Corp	88
1,598		Black Hills Corp	98
771		Brookfield Infrastructure Corp	56
3,028		Brookfield Renewable Corp	176
812	*	Cadiz, Inc	9
1,860		California Water Service Group	100
15,595		Centerpoint Energy, Inc	337
640		Chesapeake Utilities Corp	69
1,290		Clearway Energy, Inc (Class A)	38
2,243		Clearway Energy, Inc (Class C)	72
9,330		CMS Energy Corp	569
10,947		Consolidated Edison, Inc	791

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

626		Consolidated Water Co, Inc	$8
25,859		Dominion Energy, Inc	1,945
6,120		DTE Energy Co	743
23,236		Duke Energy Corp	2,127
11,609		Edison International	729
6,725		Entergy Corp	671
6,923		Essential Utilities Inc	327
7,609		Evergy, Inc	422
10,892		Eversource Energy	942
30,891		Exelon Corp	1,304
16,097		FirstEnergy Corp	493
919		Genie Energy Ltd	7
349		Global Water Resources, Inc	5
3,788		Hawaiian Electric Industries, Inc	134
1,455		Idacorp, Inc	140
6,373		MDU Resources Group, Inc	168
899		MGE Energy, Inc	63
644		Middlesex Water Co	47
2,568		National Fuel Gas Co	106
2,173		New Jersey Resources Corp	77
62,507		NextEra Energy, Inc	4,822
12,354		NiSource, Inc	283
1,124		Northwest Natural Holding Co	52
1,255		NorthWestern Corp	73
6,710		NRG Energy, Inc	252
6,410		OGE Energy Corp	204
1,679		ONE Gas, Inc	129
1,153		Ormat Technologies, Inc	104
920		Otter Tail Corp	39
41,849	*,b	PG&E Corp	521
3,359		Pinnacle West Capital Corp	269
2,897		PNM Resources, Inc	141
2,243		Portland General Electric Co	96
23,565		PPL Corp	665
15,933		Public Service Enterprise Group, Inc	929
626	*	Pure Cycle Corp	7
263		RGC Resources, Inc	6
9,147		Sempra Energy	1,165
678		SJW Corp	47
3,054		South Jersey Industries, Inc	66
33,560		Southern Co	2,062
1,840		Southwest Gas Holdings Inc	112
431		Spark Energy, Inc	4
1,343		Spire, Inc	86
1,686	*	Sunnova Energy International, Inc	76
7,337		UGI Corp	256
534		Unitil Corp	24
15,748		Vistra Energy Corp	310
10,050		WEC Energy Group, Inc	925
16,649		Xcel Energy, Inc	1,110
490		York Water Co	23

		TOTAL UTILITIES	32,130

		TOTAL COMMON STOCKS	1,207,933

		(Cost $383,910)

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
10		Pulse Biosciences, Inc			$0

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			0

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc			0

		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478	†	Chinook Therapeutics, Inc			0
1,565	†	Elanco Animal Health, Inc CVR			0	^
244	†	Omthera Pharmaceuticals, Inc			0	^
390	†	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS / WARRANTS			0	^

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.1%
$ 172,000		Federal Farm Credit Bank (FFCB)	0.070%	01/20/21	172
1,000,000		Federal Home Loan Bank (FHLB)	0.065	01/20/21	1,000

		TOTAL GOVERNMENT AGENCY DEBT			1,172

TREASURY DEBT - 0.3%
3,730,000		United States Treasury Bill	0.077	01/14/21	3,730

		TOTAL TREASURY DEBT			3,730

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
3,718,132	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.080		3,718

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,718

		TOTAL SHORT-TERM INVESTMENTS			8,620

		(Cost $8,620)
		TOTAL INVESTMENTS - 100.2% (Cost $392,530)			1,216,553
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(2,993)

		NET ASSETS - 100.0%			$1,213,560

Abbreviation(s):

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

e	All or a portion of these securities are out on loan. The value of securities on loan is $5,497,875.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the value of these securities is 79,806 or 0.01% of net assets.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	20	03/19/21	$3,665	$3,749	$84

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1 (the “Account”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 19, 2021	By:	/s/ Liza M. Tyler
Liza M. Tyler
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2021	By:	/s/ Liza M. Tyler
Liza M. Tyler
Principal Executive Officer
(principal executive officer)

Dated: February 19, 2021	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)